UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22652
                                                    -----------

                      First Trust Variable Insurance Trust
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2014
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2014

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2014

Shareholder Letter..........................................................   1
Portfolio Management........................................................   2
Performance Summary and Portfolio Components
   First Trust/Dow Jones Dividend & Income Allocation Portfolio.............   4
   First Trust Multi Income Allocation Portfolio............................   6
Understanding Your Fund Expenses............................................   8
Portfolio of Investments
   First Trust/Dow Jones Dividend & Income Allocation Portfolio.............  10
   First Trust Multi Income Allocation Portfolio............................  23
Statements of Assets and Liabilities........................................  29
Statements of Operations....................................................  30
Statements of Changes in Net Assets.........................................  31
Financial Highlights........................................................  32
Notes to Financial Statements...............................................  34
Additional Information......................................................  43


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of the First Trust Variable Insurance Trust (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any series (individually called a "Fund" and collectively the "Funds") of the Trust will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks. The risks of investing in each Fund is spelled out in its prospectus, its statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2014


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Variable Insurance Trust (the "Trust").

As a shareholder, twice a year you receive a detailed report about your investment. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Trust's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

As you are probably aware, the six months covered by this report saw both challenging economic and political issues in the U.S. However, the period was still positive for the markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 7.14% during the twelve months ended June 30, 2014. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors as they work toward their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2014


                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director,
   First Trust
David G. McGarel, Chief Investment Officer and Managing Director, First Trust Jon C. Erickson, Senior Vice President, First Trust
Roger F. Testin, Senior Vice President, First Trust
Todd Larson, Vice President, First Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2014


INVESTMENT ADVISOR

First Trust is the investment advisor to First Trust Multi Income Allocation Portfolio (the "Fund"). First Trust manages the Fund's fixed income investments, as well as a portion of the Fund's equity investments.

                                  SUB-ADVISORS

Stonebridge Advisors LLC ("Stonebridge" or a "Sub-Advisor") is a sub-advisor to the Fund and is a registered investment advisor based in Wilton, CT. Stonebridge specializes in the management of preferred securities and North American equity income securities.

Energy Income Partners, LLC ("EIP" or a "Sub-Advisor") is a sub-advisor to the Fund and is a registered investment advisor based in Westport, CT. EIP was founded in 2003 to provide professional asset management services in the area of energy-related master limited partnerships and other high-payout securities such as pipeline companies, power utilities and Canadian income equities.

                           PORTFOLIO MANAGEMENT TEAMS

FIRST TRUST
Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director,
   First Trust
David G. McGarel, Chief Investment Officer and Managing Director, First Trust Jon C. Erickson, Senior Vice President, First Trust
Roger F. Testin, Senior Vice President, First Trust
William Housey, Senior Vice President, First Trust
Todd Larson, Vice President, First Trust
James Snyder, Vice President, First Trust
Jeremiah Charles, Vice President, First Trust

STONEBRIDGE
Scott Fleming, Portfolio Manager, President and Chief Investment Officer of
   Stonebridge
Robert Wolf, Portfolio Manager, Vice President and Senior Credit Analyst of
   Stonebridge

EIP
James J. Murchie, Portfolio Manager, Founder and CEO of EIP
Eva Pao, Co-Portfolio Manager, Principal of EIP

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS
--------------------------------------------------------------------------------

          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2014 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                         PERIOD ENDED JUNE 30, 2014

                                                                                                   1 YEAR
                                                                      INCEPTION    SIX MONTH       ANNUAL    SINCE INCEPTION AVERAGE
                                                                         DATE     TOTAL RETURN  TOTAL RETURN   ANNUAL TOTAL RETURN
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
   PORTFOLIO - CLASS I                                                  5/1/12       4.66%         12.97%            10.11%
Blended Benchmark (a)                                                                6.42%         16.36%            12.27%
Barclays U.S. Corporate Investment-Grade Index (b)                                   5.68%          7.73%             4.80%
Russell 3000(R) Index (c)                                                            6.94%         25.22%            19.69%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                      INCEPTION                           SINCE INCEPTION CUMULATIVE
                                                                         DATE                                    TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
   PORTFOLIO - CLASS II                                                 5/1/14                                        2.41%
Blended Benchmark (a)                                                                                                 2.91%
Barclays U.S. Corporate Investment-Grade Index (b)                                                                    1.11%
Russell 3000(R) Index (c)                                                                                             4.70%
------------------------------------------------------------------------------------------------------------------------------------


(a) The Blended Benchmark returns are a 50/50 split between the Russell 3000(R) Index and the Barclays U.S. Corporate Investment-Grade Index returns.

(b) Barclays U.S. Corporate Investment-Grade Index measures the performance of investment grade U.S. corporate bonds. The index includes all publicly issued, dollar-denominated corporate bonds with a minimum of $250 million par outstanding that are investment grade-rated (Baa3/BBB- or higher). The index excludes bonds having less than one year to final maturity as well as floating rate bonds, non-registered private placements, structured notes, hybrids, and convertible securities. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(c) The Russell 3000(R) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.



                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          May 1, 2012 - June 30, 2014

               First Trust/Dow Jones Dividend &         Blended      Barclays U.S. Corporate     Russell 3000(R)
               Income Allocation Portfolio - Class I    Benchmark    Investment-Grade Index      Index
5/1/2012       $10,000                                  $10,000      $10,000                     $10,000
6/30/2012       10,020                                    9,925       10,135                       9,701
12/31/2012      10,438                                   10,505       10,636                      10,333
6/30/2013       10,904                                   11,039       10,273                      11,786
12/31/13        11,770                                   12,070       10,472                      13,800
6/30/14         12,318                                   12,839       11,067                      14,758

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2014 (UNAUDITED)

------------------------------------------------------
                                           % OF TOTAL
TOP EQUITY HOLDINGS                       INVESTMENTS
------------------------------------------------------
Covidien PLC                                    0.5%
ConocoPhillips                                  0.4
CH Robinson Worldwide, Inc.                     0.4
Intel Corp.                                     0.4
Aaron's, Inc.                                   0.4
------------------------------------------------------
     Total                                      2.1%
                                               =====

------------------------------------------------------
                                           % OF TOTAL
TOP FIXED-INCOME HOLDINGS BY ISSUER       INVESTMENTS
------------------------------------------------------
U.S. Government                                 3.5%
Bank of America Corp.                           1.8
Citigroup, Inc.                                 1.6
Morgan Stanley                                  1.6
Goldman Sachs Group (The), Inc.                 1.5
------------------------------------------------------
     Total                                     10.0%
                                               =====

------------------------------------------------------
                                           % OF TOTAL
SECTOR ALLOCATION                         INVESTMENTS
------------------------------------------------------
Common Stocks:
   Financials                                  12.7%
   Industrials                                 10.3
   Consumer Discretionary                       8.9
   Information Technology                       7.9
   Consumer Staples                             6.4
   Health Care                                  5.8
   Materials                                    2.6
   Energy                                       1.2
   Telecommunication Services                   0.4
   Utilities                                    0.4
------------------------------------------------------
Total Common Stocks                            56.6
------------------------------------------------------
Corporate Bonds & Notes:
   Financials                                  16.3
   Energy                                       4.3
   Consumer Discretionary                       3.4
   Information Technology                       3.3
   Consumer Staples                             3.0
   Utilities                                    2.5
   Telecommunication Services                   2.1
   Industrials                                  1.9
   Health Care                                  1.8
   Materials                                    1.3
------------------------------------------------------
Total Corporate Bonds & Notes                  39.9
------------------------------------------------------
U.S. Government Bonds & Notes                   3.5
------------------------------------------------------
     Total                                    100.0%
                                              ======

------------------------------------------------------
                                           % OF TOTAL
                                          FIXED-INCOME
CREDIT QUALITY(1)                         INVESTMENTS
------------------------------------------------------
AAA                                             8.7%
AA+                                             4.0
AA                                              3.1
AA-                                             5.2
A+                                             10.3
A                                              26.7
A-                                             16.2
BBB+                                            9.6
BBB                                            10.9
BBB-                                            5.3
------------------------------------------------------
     Total                                    100.0%
                                              ======


(1) The credit quality information presented reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2014 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                               PERIOD ENDED JUNE 30, 2014

                                                                                                       SINCE INCEPTION
                                                                 INCEPTION DATE                    CUMULATIVE TOTAL RETURN
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO - CLASS I              5/1/14                                 3.20%
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO - CLASS II                                                    3.20%
Blended Benchmark (a)                                                                                       2.46%
Barclays U.S. Aggregate Index (b)                                                                           0.96%
Russell 3000(R) Index (c)                                                                                   4.70%
--------------------------------------------------------------------------------------------------------------------------


(a) The Blended Benchmark return is split between the Russell 3000(R) Index (40%) and the Barclays U.S. Aggregate Index (60%).

(b) The Barclays U.S. Aggregate Index represents the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Bonds included in the index are U.S. dollar denominated; have a fixed rate coupon; carry an investment-grade rating; have at least one year to final maturity; and meet certain criterion for minimum amount of outstanding par value. (The index reflects no deduction for fees, expenses or taxes).

(c) The Russell 3000(R) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.



                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          May 1, 2014 - June 30, 2014

                 First Trust Multi Income Allocation    Blended      Barclays U.S.      Russell 3000(R)
                 Portfolio - Class I                    Benchmark    Aggergate Index    Index
5/1/2014         $10,000                                $10,000      $10,000            $10,000
6/30/2014         10,320                                 10,246       10,096             10,470

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2014 (UNAUDITED)

----------------------------------------------------------------------
                                                           % OF TOTAL
TOP 10 HOLDINGS                                           INVESTMENTS
----------------------------------------------------------------------
First Trust Senior Loan Fund                                     15.8%
First Trust Preferred Securities and Income ETF                   9.0
First Trust High Yield Long/Short ETF                             8.9
iShares iBoxx $ Investment Grade Corporate Bond ETF               8.4
iShares MBS ETF                                                   5.0
U.S. Treasury Inflation Indexed Note 1.13%, 01/15/21              1.7
U.S. Treasury Inflation Indexed Note 0.13%, 04/15/17              1.4
U.S. Treasury Inflation Indexed Note 0.13%, 01/15/23              0.9
U.S. Treasury Inflation Indexed Note 0.13%, 01/15/22              0.9
ONEOK Partners, L.P.                                              0.9
----------------------------------------------------------------------
     Total                                                       52.9%
                                                                 =====

-------------------------------------------------------
                                           % OF TOTAL
SECTOR ALLOCATION                          INVESTMENTS
-------------------------------------------------------
Exchange-Traded Funds                          47.8%
-------------------------------------------------------
Common Stocks:
   Energy                                       4.8
   Financials                                   3.6
   Utilities                                    3.2
   Consumer Discretionary                       2.6
   Industrials                                  2.5
   Health Care                                  2.3
   Consumer Staples                             1.8
   Information Technology                       1.8
   Telecommunication Services                   0.7
-------------------------------------------------------
Total Common Stocks                            23.3
-------------------------------------------------------
Real Estate Investment Trusts:
   Financials                                  13.7
-------------------------------------------------------
Total Real Estate Investment Trusts            13.7
-------------------------------------------------------
Master Limited Partnerships:
   Energy                                       8.2
   Utilities                                    0.5
-------------------------------------------------------
Total Master Limited Partnerships               8.7
-------------------------------------------------------
U.S. Government Bond & Notes                    6.5
-------------------------------------------------------
     Total                                    100.0%
                                              ======

FIRST TRUST VARIABLE INSURANCE TRUST
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2014 (UNAUDITED)


As a shareholder of First Trust/Dow Jones Dividend & Income Allocation Portfolio or First Trust Multi Income Allocation Portfolio (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended June 30, 2014.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                   HYPOTHETICAL
                                              ACTUAL EXPENSES                              (5% RETURN BEFORE EXPENSES)
                                 ------------------------------------------   ------------------------------------------------------
                                                                EXPENSES                                     EXPENSES
                                   BEGINNING       ENDING     PAID DURING       BEGINNING       ENDING     PAID DURING      ANNUAL-
                                    ACCOUNT       ACCOUNT        PERIOD          ACCOUNT       ACCOUNT        PERIOD         IZED
                                     VALUE         VALUE       1/1/2014-          VALUE         VALUE       1/1/2014-       EXPENSE
                                    1/1/2014     6/30/2014   6/30/2014 (a)       1/1/2014     6/30/2014   6/30/2014 (a)    RATIO (b)
                                 --------------  ----------  --------------   --------------  ----------  --------------   ---------
First Trust/Dow Jones Dividend &
  Income Allocation Portfolio
      Class I...................   $ 1,000.00    $ 1,046.60    $  6.09          $ 1,000.00    $ 1,018.84     $  6.01         1.20%


(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (January 1, 2014, through June 30, 2014), multiplied by 181/365 (to reflect the one-half year period).

(b)   The expense ratio reflects an expense cap.

FIRST TRUST VARIABLE INSURANCE TRUST
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JUNE 30, 2014 (UNAUDITED)



                                                                                                  HYPOTHETICAL
                                              ACTUAL EXPENSES                              (5% RETURN BEFORE EXPENSES)
                                 ------------------------------------------   ------------------------------------------------------
                                                                EXPENSES                                     EXPENSES
                                   BEGINNING       ENDING     PAID DURING       BEGINNING       ENDING     PAID DURING      ANNUAL-
                                    ACCOUNT       ACCOUNT        PERIOD          ACCOUNT       ACCOUNT        PERIOD         IZED
                                     VALUE         VALUE       5/1/2014-          VALUE         VALUE       5/1/2014-       EXPENSE
                                    5/1/2014     6/30/2014   6/30/2014 (c)       5/1/2014     6/30/2014   6/30/2014 (c)    RATIO (b)
                                 --------------  ----------  --------------   --------------  ----------  --------------   ---------
First Trust/Dow Jones Dividend &
  Income Allocation Portfolio
      Class II..................   $ 1,000.00    $ 1,024.10    $ 1.61           $ 1,000.00    $ 1,020.08     $ 4.76          0.95%

First Trust Multi Income
  Allocation Portfolio
      Class I...................   $ 1,000.00    $ 1,032.00    $ 2.00           $ 1,000.00    $ 1,018.84     $ 6.01          1.20%
      Class II..................   $ 1,000.00    $ 1,032.00    $ 1.59           $ 1,000.00    $ 1,020.08     $ 4.76          0.95%



(c) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (May 1, 2014, through June 30, 2014), multiplied by 61/365. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

  SHARES                                      DESCRIPTION                                        VALUE
-----------  ------------------------------------------------------------------------------  -------------
COMMON STOCKS - 55.4%

             AEROSPACE & DEFENSE - 2.9%
      3,715  Boeing (The) Co...............................................................  $     472,659
      4,280  General Dynamics Corp.........................................................        498,834
      5,026  Honeywell International, Inc..................................................        467,167
      3,947  L-3 Communications Holdings, Inc..............................................        476,600
      2,856  Lockheed Martin Corp..........................................................        459,045
      3,778  Northrop Grumman Corp.........................................................        451,962
      4,720  Raytheon Co...................................................................        435,420
      3,991  United Technologies Corp......................................................        460,761
                                                                                             -------------
                                                                                                 3,722,448
                                                                                             -------------
             AIR FREIGHT & LOGISTICS - 0.8%
      8,899  CH Robinson Worldwide, Inc....................................................        567,667
     11,764  Expeditors International of Washington, Inc...................................        519,499
                                                                                             -------------
                                                                                                 1,087,166
                                                                                             -------------
             BANKS - 1.8%
      6,753  BOK Financial Corp............................................................        449,750
     11,948  Community Bank System, Inc....................................................        432,517
      6,013  Cullen/Frost Bankers, Inc.....................................................        477,552
     10,877  U.S. Bancorp..................................................................        471,192
      9,373  Wells Fargo & Co..............................................................        492,645
                                                                                             -------------
                                                                                                 2,323,656
                                                                                             -------------
             BEVERAGES - 1.5%
     12,058  Coca-Cola (The) Co............................................................        510,777
      9,761  Coca-Cola Enterprises, Inc....................................................        466,381
      8,561  Dr. Pepper Snapple Group, Inc.................................................        501,503
      5,584  PepsiCo, Inc..................................................................        498,874
                                                                                             -------------
                                                                                                 1,977,535
                                                                                             -------------
             BIOTECHNOLOGY - 0.4%
     56,100  PDL BioPharma, Inc............................................................        543,048
                                                                                             -------------
             BUILDING PRODUCTS - 0.4%
     10,129  A.O. Smith Corp...............................................................        502,196
                                                                                             -------------
             CAPITAL MARKETS - 1.4%
     11,700  Cohen & Steers, Inc...........................................................        507,546
     13,872  SEI Investments Co............................................................        454,586
      5,662  T. Rowe Price Group, Inc......................................................        477,929
     13,732  TD Ameritrade Holding Corp....................................................        430,498
                                                                                             -------------
                                                                                                 1,870,559
                                                                                             -------------
             CHEMICALS - 1.9%
      4,376  Airgas, Inc...................................................................        476,590
      6,089  FMC Corp......................................................................        433,476
      4,873  International Flavors & Fragrances, Inc.......................................        508,157
      2,364  Sherwin-Williams (The) Co.....................................................        489,135
      4,992  Sigma-Aldrich Corp............................................................        506,588
                                                                                             -------------
                                                                                                 2,413,946
                                                                                             -------------


Page 10                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

  SHARES                                      DESCRIPTION                                        VALUE
-----------  ------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             COMMERCIAL SERVICES & SUPPLIES - 0.7%
      7,819  Cintas Corp...................................................................  $     496,819
     15,417  Rollins, Inc..................................................................        462,510
                                                                                             -------------
                                                                                                   959,329
                                                                                             -------------
             COMMUNICATIONS EQUIPMENT - 1.1%
     20,798  Cisco Systems, Inc............................................................        516,830
     10,489  Plantronics, Inc..............................................................        503,996
      5,913  QUALCOMM, Inc.................................................................        468,310
                                                                                             -------------
                                                                                                 1,489,136
                                                                                             -------------
             CONTAINERS & PACKAGING - 0.4%
      7,053  Aptargroup, Inc...............................................................        472,622
                                                                                             -------------
             DISTRIBUTORS - 0.4%
      5,369  Genuine Parts Co..............................................................        471,398
                                                                                             -------------
             DIVERSIFIED FINANCIAL SERVICES - 0.3%
      8,238  CBOE Holdings, Inc............................................................        405,392
                                                                                             -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
     13,295  AT&T, Inc.....................................................................        470,111
                                                                                             -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
      5,087  Amphenol Corp., Class A.......................................................        490,082
                                                                                             -------------
             FOOD & STAPLES RETAILING - 0.7%
      6,229  CVS Caremark Corp.............................................................        469,480
      6,099  Wal-Mart Stores, Inc..........................................................        457,852
                                                                                             -------------
                                                                                                   927,332
                                                                                             -------------
             FOOD PRODUCTS - 2.5%
      8,996  General Mills, Inc............................................................        472,650
      4,466  Hershey (The) Co..............................................................        434,855
      9,461  Hormel Foods Corp.............................................................        466,900
      4,858  J&J Snack Foods Corp..........................................................        457,235
      4,795  JM Smucker (The) Co...........................................................        511,003
      4,688  Lancaster Colony Corp.........................................................        446,110
      6,499  McCormick & Co., Inc..........................................................        465,263
                                                                                             -------------
                                                                                                 3,254,016
                                                                                             -------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
      6,335  Baxter International, Inc.....................................................        458,021
      6,329  Covidien PLC..................................................................        570,749
      7,576  Medtronic, Inc................................................................        483,046
      5,722  Stryker Corp..................................................................        482,479
                                                                                             -------------
                                                                                                 1,994,295
                                                                                             -------------
             HEALTH CARE PROVIDERS & SERVICES - 2.6%
      6,220  Aetna, Inc....................................................................        504,318
      7,108  AmerisourceBergen Corp........................................................        516,467
      5,211  Chemed Corp...................................................................        488,375
     13,310  Owens & Minor, Inc............................................................        452,274
     11,164  Patterson Cos., Inc...........................................................        441,090


                        See Notes to Financial Statements                Page 11

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

  SHARES                                      DESCRIPTION                                        VALUE
-----------  ------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
      8,048  Quest Diagnostics, Inc........................................................  $     472,337
      5,687  UnitedHealth Group, Inc.......................................................        464,912
                                                                                             -------------
                                                                                                 3,339,773
                                                                                             -------------
             HOTELS, RESTAURANTS & LEISURE - 1.5%
      9,319  Bob Evans Farms, Inc..........................................................        466,416
      4,795  Cracker Barrel Old Country Store, Inc.........................................        477,438
      4,757  McDonald's Corp...............................................................        479,220
     17,877  Texas Roadhouse, Inc..........................................................        464,802
                                                                                             -------------
                                                                                                 1,887,876
                                                                                             -------------
             HOUSEHOLD DURABLES - 0.4%
      8,438  Garmin, Ltd...................................................................        513,874
                                                                                             -------------
             HOUSEHOLD PRODUCTS - 0.7%
      6,751  Church & Dwight Co., Inc......................................................        472,233
      5,783  Procter & Gamble (The) Co.....................................................        454,486
                                                                                             -------------
                                                                                                   926,719
                                                                                             -------------
             INDUSTRIAL CONGLOMERATES - 0.8%
      3,437  3M Co.........................................................................        492,316
      6,217  Danaher Corp..................................................................        489,464
                                                                                             -------------
                                                                                                   981,780
                                                                                             -------------
             INSURANCE - 7.5%
      4,705  ACE, Ltd......................................................................        487,909
     13,553  Allied World Assurance Co. Holdings, AG.......................................        515,285
      8,241  Allstate Corp.................................................................        483,912
      8,077  American Financial Group, Inc.................................................        481,066
      7,176  Assurant, Inc.................................................................        470,387
     10,168  Axis Capital Holdings, Ltd....................................................        450,239
      5,219  Chubb Corp....................................................................        481,035
     10,912  CNA Financial Corp............................................................        441,063
      3,047  Everest Re Group, Ltd.........................................................        489,013
     10,249  HCC Insurance Holdings, Inc...................................................        501,586
      9,456  Marsh & McLennan Cos., Inc....................................................        490,010
     15,665  Montpelier Re Holdings, Ltd...................................................        500,497
      9,897  Primerica, Inc................................................................        473,571
     19,248  Progressive (The) Corp........................................................        488,129
      4,778  RenaissanceRe Holdings, Ltd...................................................        511,246
     10,539  RLI Corp......................................................................        482,475
      5,925  Torchmark Corp................................................................        485,376
      5,478  Travelers (The) Cos., Inc.....................................................        515,316
     12,361  Validus Holdings, Ltd.........................................................        472,685
     14,918  XL Group PLC..................................................................        488,266
                                                                                             -------------
                                                                                                 9,709,066
                                                                                             -------------


Page 12                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

  SHARES                                      DESCRIPTION                                        VALUE
-----------  ------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             IT SERVICES - 2.9%
      5,847  Accenture PLC, Class A........................................................  $     472,671
      6,034  Automatic Data Processing, Inc................................................        478,375
     12,553  Broadridge Financial Solutions, Inc...........................................        522,707
      4,918  DST Systems, Inc..............................................................        453,292
      2,421  International Business Machines Corp..........................................        438,855
      8,360  Jack Henry & Associates, Inc..................................................        496,835
     10,942  Paychex, Inc..................................................................        454,750
      2,160  Visa, Inc., Class A...........................................................        455,134
                                                                                             -------------
                                                                                                 3,772,619
                                                                                             -------------
             LEISURE PRODUCTS - 0.3%
     11,623  Mattel, Inc...................................................................        452,948
                                                                                             -------------
             MACHINERY - 2.2%
      8,128  CLARCOR, Inc..................................................................        502,717
     10,995  Donaldson Co., Inc............................................................        465,308
      5,287  Lindsay Corp..................................................................        446,593
      7,378  Toro (The) Co.................................................................        469,241
      3,132  Valmont Industries, Inc.......................................................        475,907
      6,015  Wabtec Corp...................................................................        496,779
                                                                                             -------------
                                                                                                 2,856,545
                                                                                             -------------
             MEDIA - 1.1%
      5,900  Morningstar, Inc..............................................................        423,679
     14,583  Twenty-First Century Fox, Inc., Class A.......................................        512,592
      5,821  Walt Disney (The) Co..........................................................        499,093
                                                                                             -------------
                                                                                                 1,435,364
                                                                                             -------------
             METALS & MINING - 0.4%
      6,528  Kaiser Aluminum Corp..........................................................        475,695
                                                                                             -------------
             MULTI-UTILITIES - 0.4%
     10,015  Wisconsin Energy Corp.........................................................        469,904
                                                                                             -------------
             MULTILINE RETAIL - 0.4%
      8,036  Family Dollar Stores, Inc.....................................................        531,501
                                                                                             -------------
             OIL, GAS & CONSUMABLE FUELS - 1.2%
      3,922  Chevron Corp..................................................................        512,017
      6,626  ConocoPhillips................................................................        568,047
      4,774  Exxon Mobil Corp..............................................................        480,646
                                                                                             -------------
                                                                                                 1,560,710
                                                                                             -------------
             PERSONAL PRODUCTS - 0.4%
      6,969  Estee Lauder (The) Cos., Inc..................................................        517,518
                                                                                             -------------
             PHARMACEUTICALS - 1.1%
      7,921  Eli Lilly & Co................................................................        492,449
      4,747  Johnson & Johnson.............................................................        496,631
     14,514  Pfizer, Inc...................................................................        430,775
                                                                                             -------------
                                                                                                 1,419,855
                                                                                             -------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

  SHARES                                      DESCRIPTION                                        VALUE
-----------  ------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             REAL ESTATE INVESTMENT TRUSTS - 1.1%
     42,497  Annaly Capital Management, Inc................................................  $     485,741
     19,506  PennyMac Mortgage Investment Trust............................................        427,961
      2,768  Public Storage................................................................        474,297
                                                                                             -------------
                                                                                                 1,387,999
                                                                                             -------------
             ROAD & RAIL - 1.1%
      6,482  JB Hunt Transport Services, Inc...............................................        478,242
      7,873  Landstar System, Inc..........................................................        503,872
      4,968  Union Pacific Corp............................................................        495,558
                                                                                             -------------
                                                                                                 1,477,672
                                                                                             -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
      8,773  Analog Devices, Inc...........................................................        474,356
     18,059  Intel Corp....................................................................        558,023
      6,744  KLA-Tencor Corp...............................................................        489,884
      9,886  Texas Instruments, Inc........................................................        472,452
      8,590  Xilinx, Inc...................................................................        406,393
                                                                                             -------------
                                                                                                 2,401,108
                                                                                             -------------
             SOFTWARE - 1.5%
     15,049  CA, Inc.......................................................................        432,508
      4,324  FactSet Research Systems, Inc.................................................        520,091
     11,373  Microsoft Corp................................................................        474,254
     11,396  Oracle Corp...................................................................        461,880
                                                                                             -------------
                                                                                                 1,888,733
                                                                                             -------------
             SPECIALTY RETAIL - 3.2%
     15,417  Aaron's, Inc..................................................................        549,462
     17,208  Finish Line (The), Inc., Class A..............................................        511,766
      9,924  Foot Locker, Inc..............................................................        503,345
      5,892  Home Depot (The), Inc.........................................................        477,016
      6,766  PetSmart, Inc.................................................................        404,607
      6,515  Ross Stores, Inc..............................................................        430,837
      7,687  TJX (The) Cos., Inc...........................................................        408,564
      6,600  Tractor Supply Co.............................................................        398,640
      6,995  Williams-Sonoma, Inc..........................................................        502,101
                                                                                             -------------
                                                                                                 4,186,338
                                                                                             -------------
             TEXTILES, APPAREL & LUXURY GOODS - 1.4%
      9,388  Coach, Inc....................................................................        320,976
      6,312  NIKE, Inc., Class B...........................................................        489,496
      2,896  Ralph Lauren Corp.............................................................        465,358
      7,533  VF Corp.......................................................................        474,579
                                                                                             -------------
                                                                                                 1,750,409
                                                                                             -------------
             THRIFTS & MORTGAGE FINANCE - 0.3%
     37,117  Capitol Federal Financial, Inc................................................        451,343
                                                                                             -------------
             TOBACCO - 0.4%
      8,728  Reynolds American, Inc........................................................        526,735
                                                                                             -------------


Page 14                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

  SHARES                                      DESCRIPTION                                        VALUE
-----------  ------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             TRADING COMPANIES & DISTRIBUTORS - 1.1%
      9,665  Applied Industrial Technologies, Inc..........................................  $     490,305
      5,389  MSC Industrial Direct Co., Inc................................................        515,404
      1,844  W.W. Grainger, Inc............................................................        468,874
                                                                                             -------------
                                                                                                 1,474,583
                                                                                             -------------
             TOTAL COMMON STOCKS...........................................................     71,770,934
             (Cost $64,125,953)                                                              -------------


 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY         VALUE
-----------  ----------------------------------------------------  ---------  -------------  -------------
CORPORATE BONDS AND NOTES - 38.5%

             AEROSPACE & DEFENSE - 1.0%
$   300,000  Boeing Capital Corp.................................    4.70%      10/27/19           339,708
    125,000  Northrop Grumman Corp...............................    5.05%      11/15/40           136,264
    250,000  United Technologies Corp............................    1.80%      06/01/17           255,531
    425,000  United Technologies Corp............................    3.10%      06/01/22           431,234
    100,000  United Technologies Corp............................    6.05%      06/01/36           127,423
                                                                                             -------------
                                                                                                 1,290,160
                                                                                             -------------
             AUTOMOBILES - 0.8%
    450,000  Ford Motor Credit Co., LLC..........................    2.88%      10/01/18           466,234
    500,000  Ford Motor Credit Co., LLC..........................    4.38%      08/06/23           534,970
                                                                                             -------------
                                                                                                 1,001,204
                                                                                             -------------
             BANKS - 6.5%
  1,025,000  Bank of America Corp................................    2.60%      01/15/19         1,038,162
    725,000  Bank of America Corp................................    5.70%      01/24/22           842,594
    225,000  Bank of America Corp................................    5.88%      02/07/42           268,194
    100,000  Bank of America Corp................................    4.88%      04/01/44           103,603
    525,000  Citigroup, Inc......................................    4.45%      01/10/17           565,770
    200,000  Citigroup, Inc......................................    2.50%      09/26/18           203,463
    625,000  Citigroup, Inc......................................    4.50%      01/14/22           680,468
    200,000  Citigroup, Inc......................................    6.13%      08/25/36           229,771
    200,000  Citigroup, Inc......................................    5.88%      01/30/42           240,151
    100,000  Citigroup, Inc......................................    6.68%      09/13/43           124,940
    600,000  HSBC USA, Inc.......................................    1.63%      01/16/18           601,858
    425,000  HSBC USA, Inc.......................................    4.88%      08/24/20           474,317
    550,000  JPMorgan Chase & Co.................................    4.63%      05/10/21           607,138
    225,000  JPMorgan Chase & Co.................................    3.20%      01/25/23           223,812
    300,000  JPMorgan Chase & Co.................................    3.88%      02/01/24           309,550
    400,000  JPMorgan Chase & Co.................................    6.40%      05/15/38           509,456
    100,000  JPMorgan Chase & Co.................................    4.85%      02/01/44           106,459
    125,000  PNC Financial Services Group (The), Inc.............    3.90%      04/29/24           127,632
    125,000  Wells Fargo & Co....................................    2.13%      04/22/19           125,570
    750,000  Wells Fargo & Co....................................    3.00%      01/22/21           766,321
    200,000  Wells Fargo & Co....................................    5.95%      08/26/36           251,647
                                                                                             -------------
                                                                                                 8,400,876
                                                                                             -------------


                        See Notes to Financial Statements                Page 15

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY         VALUE
-----------  ----------------------------------------------------  ---------  -------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             BEVERAGES - 0.8%
$   325,000  Anheuser-Busch Inbev Finance, Inc...................    4.63%      02/01/44     $     339,520
    650,000  Anheuser-Busch Inbev Worldwide, Inc.................    2.50%      07/15/22           623,975
    100,000  PepsiCo, Inc........................................    2.25%      01/07/19           102,103
                                                                                             -------------
                                                                                                 1,065,598
                                                                                             -------------
             BIOTECHNOLOGY - 0.3%
    100,000  Amgen, Inc..........................................    3.63%      05/22/24           101,088
    150,000  Amgen, Inc..........................................    5.38%      05/15/43           166,151
     50,000  Gilead Sciences, Inc................................    3.70%      04/01/24            51,408
     50,000  Gilead Sciences, Inc................................    4.80%      04/01/44            52,971
                                                                                             -------------
                                                                                                   371,618
                                                                                             -------------
             CAPITAL MARKETS - 3.0%
    525,000  Goldman Sachs Group (The), Inc......................    6.15%      04/01/18           602,592
    450,000  Goldman Sachs Group (The), Inc......................    3.63%      01/22/23           452,762
    300,000  Goldman Sachs Group (The), Inc......................    4.00%      03/03/24           305,998
    400,000  Goldman Sachs Group (The), Inc......................    6.25%      02/01/41           489,694
    200,000  Morgan Stanley......................................    2.13%      04/25/18           202,382
    300,000  Morgan Stanley......................................    2.50%      01/24/19           303,685
    550,000  Morgan Stanley......................................    5.50%      07/28/21           632,795
    300,000  Morgan Stanley......................................    3.75%      02/25/23           305,745
    100,000  Morgan Stanley......................................    3.88%      04/29/24           101,418
    350,000  Morgan Stanley......................................    6.38%      07/24/42           445,724
                                                                                             -------------
                                                                                                 3,842,795
                                                                                             -------------
             CHEMICALS - 0.3%
    300,000  Dow Chemical (The) Co...............................    8.55%      05/15/19           385,980
     50,000  Eastman Chemical Co.................................    4.65%      10/15/44            49,680
                                                                                             -------------
                                                                                                   435,660
                                                                                             -------------
             COMMERCIAL SERVICES & SUPPLIES - 0.1%
    150,000  Waste Management, Inc...............................    3.50%      05/15/24           151,208
                                                                                             -------------
             COMMUNICATIONS EQUIPMENT - 0.2%
    125,000  Cisco Systems, Inc..................................    3.63%      03/04/24           128,743
    100,000  Cisco Systems, Inc..................................    5.90%      02/15/39           122,499
                                                                                             -------------
                                                                                                   251,242
                                                                                             -------------
             CONSUMER FINANCE - 1.5%
    425,000  American Express Credit Corp........................    2.80%      09/19/16           442,759
    500,000  American Express Credit Corp........................    2.13%      07/27/18           508,522
     75,000  Capital One Financial Corp..........................    2.45%      04/24/19            75,788
    125,000  Capital One Financial Corp..........................    3.75%      04/24/24           127,131
    800,000  Caterpillar Financial Services Corp.................    1.63%      06/01/17           813,231
                                                                                             -------------
                                                                                                 1,967,431
                                                                                             -------------
             DIVERSIFIED FINANCIAL SERVICES - 1.3%
    500,000  General Electric Capital Corp.......................    5.63%      09/15/17           566,434
    250,000  General Electric Capital Corp.......................    4.63%      01/07/21           278,779
    100,000  General Electric Capital Corp.......................    3.45%      05/15/24           100,562
    575,000  General Electric Capital Corp.......................    6.75%      03/15/32           760,667
                                                                                             -------------
                                                                                                 1,706,442
                                                                                             -------------


Page 16                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY         VALUE
-----------  ----------------------------------------------------  ---------  -------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%
$   500,000  AT&T, Inc...........................................    1.70%      06/01/17     $     506,173
    225,000  AT&T, Inc...........................................    3.88%      08/15/21           239,740
    275,000  AT&T, Inc...........................................    4.80%      06/15/44           281,859
    200,000  Verizon Communications, Inc. (a)....................    1.76%      09/15/16           205,620
    200,000  Verizon Communications, Inc.........................    2.50%      09/15/16           206,259
    375,000  Verizon Communications, Inc.........................    5.15%      09/15/23           420,440
    625,000  Verizon Communications, Inc.........................    6.55%      09/15/43           789,408
                                                                                             -------------
                                                                                                 2,649,499
                                                                                             -------------
             ELECTRIC UTILITIES - 2.2%
    500,000  American Electric Power Co., Inc....................    1.65%      12/15/17           490,372
    300,000  Constellation Energy Group, Inc.....................    4.55%      06/15/15           315,030
    550,000  American Electric Power Co., Inc....................    1.65%      12/15/17           553,380
    100,000  Appalachian Power Co................................    4.40%      05/15/44           100,914
    275,000  Constellation Energy Group, Inc.....................    5.15%      12/01/20           310,375
    225,000  Duke Energy Carolinas, LLC..........................    6.00%      01/15/38           288,154
    100,000  Duke Energy Corp....................................    3.55%      09/15/21           104,717
     50,000  Duke Energy Corp....................................    3.75%      04/15/24            51,460
    100,000  Florida Power & Light Co............................    3.25%      06/01/24           101,004
     50,000  Florida Power & Light Co............................    4.05%      06/01/42            49,752
    100,000  MidAmerican Energy Co...............................    3.50%      10/15/24           102,377
    200,000  MidAmerican Energy Co...............................    4.80%      09/15/43           219,545
    100,000  MidAmerican Energy Co...............................    4.40%      10/15/44           102,799
    625,000  NV Energy, Inc......................................    6.25%      11/15/20           738,583
    100,000  Southwestern Electric Power Co......................    6.20%      03/15/40           125,648
                                                                                             -------------
                                                                                                 2,848,708
                                                                                             -------------
             FOOD & STAPLES RETAILING - 1.2%
    645,000  CVS Caremark Corp...................................    4.00%      12/05/23           676,267
    100,000  Kroger (The) Co.....................................    3.30%      01/15/21           102,518
    125,000  Kroger (The) Co.....................................    5.15%      08/01/43           135,558
    100,000  Wal-Mart Stores, Inc................................    3.30%      04/22/24           101,261
    425,000  Wal-Mart Stores, Inc................................    5.63%      04/15/41           515,201
                                                                                             -------------
                                                                                                 1,530,805
                                                                                             -------------
             FOOD PRODUCTS - 0.2%
    300,000  Kraft Foods Group, Inc..............................    5.00%      06/04/42           321,968
                                                                                             -------------
             HEALTH CARE PROVIDERS & SERVICES - 0.7%
     50,000  Cigna Corp..........................................    5.13%      06/15/20            56,612
     50,000  Express Scripts Holding Co..........................    3.50%      06/15/24            49,579
    550,000  UnitedHealth Group, Inc.............................    1.63%      03/15/19           542,129
     50,000  UnitedHealth Group, Inc.............................    4.70%      02/15/21            55,761
     50,000  UnitedHealth Group, Inc.............................    2.88%      03/15/23            49,143
    100,000  UnitedHealth Group, Inc.............................    6.88%      02/15/38           135,852
                                                                                             -------------
                                                                                                   889,076
                                                                                             -------------
             INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
    100,000  NextEra Energy Capital Holdings, Inc................    2.40%      09/15/19           100,661
                                                                                             -------------


                        See Notes to Financial Statements                Page 17

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY         VALUE
-----------  ----------------------------------------------------  ---------  -------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             INDUSTRIAL CONGLOMERATES - 0.1%
$    75,000  General Electric Co.................................    4.50%      03/11/44     $      78,470
                                                                                             -------------
             INSURANCE - 2.9%
    600,000  American International Group, Inc...................    5.85%      01/16/18           685,505
    300,000  American International Group, Inc...................    3.38%      08/15/20           312,170
    200,000  American International Group, Inc...................    4.13%      02/15/24           210,946
    200,000  American International Group, Inc...................    6.25%      05/01/36           253,048
    175,000  CNA Financial Corp..................................    3.95%      05/15/24           180,935
    150,000  Hartford Financial Services Group (The), Inc........    5.95%      10/15/36           182,152
    850,000  MetLife, Inc........................................    6.75%      06/01/16           945,006
    100,000  MetLife, Inc........................................    3.60%      04/10/24           102,056
    300,000  MetLife, Inc........................................    4.88%      11/13/43           325,710
    300,000  Travelers (The) Cos., Inc...........................    5.75%      12/15/17           343,288
    125,000  Travelers (The) Cos., Inc...........................    6.75%      06/20/36           171,212
                                                                                             -------------
                                                                                                 3,712,028
                                                                                             -------------
             IT SERVICES - 0.4%
    600,000  International Business Machines Corp................    1.63%      05/15/20           579,011
                                                                                             -------------
             MEDIA - 2.2%
     50,000  21st Century Fox America, Inc.......................    3.00%      09/15/22            49,314
    200,000  21st Century Fox America, Inc.......................    5.40%      10/01/43           224,015
    150,000  Comcast Corp........................................    2.85%      01/15/23           149,144
    525,000  Comcast Corp........................................    4.25%      01/15/33           541,032
    225,000  DIRECTV Holdings, LLC/DIRECTV
             Financing Co., Inc..................................    5.20%      03/15/20           253,780
    175,000  NBCUniversal Media, LLC.............................    2.88%      01/15/23           174,133
     50,000  Time Warner Cable, Inc..............................    6.75%      07/01/18            59,218
    200,000  Time Warner Cable, Inc..............................    4.50%      09/15/42           195,463
    100,000  Time Warner, Inc....................................    2.10%      06/01/19            99,607
    300,000  Time Warner, Inc....................................    4.88%      03/15/20           336,543
    100,000  Time Warner, Inc....................................    3.55%      06/01/24            99,493
    200,000  Time Warner, Inc....................................    6.50%      11/15/36           245,522
     75,000  Viacom, Inc.........................................    3.88%      04/01/24            76,366
     50,000  Viacom, Inc.........................................    6.88%      04/30/36            63,420
    100,000  Walt Disney (The) Co................................    5.50%      03/15/19           115,950
     50,000  Walt Disney (The) Co................................    2.35%      12/01/22            48,283
    100,000  Walt Disney (The) Co................................    4.13%      06/01/44            98,815
                                                                                             -------------
                                                                                                 2,830,098
                                                                                             -------------
             METALS & MINING - 0.7%
    500,000  Freeport-McMoRan Copper & Gold, Inc.................    2.38%      03/15/18           507,902
    250,000  Newmont Mining Corp.................................    5.13%      10/01/19           276,119
    100,000  Plains Exploration & Production Co..................    6.75%      02/01/22           114,125
                                                                                             -------------
                                                                                                   898,146
                                                                                             -------------
             MULTI-UTILITIES - 0.1%
     50,000  Consolidated Edison Co. of New York, Inc............    4.45%      03/15/44            51,378
    123,000  San Diego Gas & Electric Co.........................    3.60%      09/01/23           128,960
                                                                                             -------------
                                                                                                   180,338
                                                                                             -------------
             MULTILINE RETAIL - 0.1%
     75,000  Macy's Retail Holdings, Inc.........................    3.63%      06/01/24            74,774
                                                                                             -------------


Page 18                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY         VALUE
-----------  ----------------------------------------------------  ---------  -------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS - 4.0%
$   350,000  ConocoPhillips Co...................................    2.40%       12/15/22    $     337,195
    200,000  ConocoPhillips Co...................................    6.50%       02/01/39          269,154
    125,000  Continental Resources, Inc..........................    4.50%       04/15/23          133,761
    100,000  Continental Resources, Inc. (b).....................    4.90%       06/01/44          103,737
    150,000  DCP Midstream Operating L.P.........................    4.95%       04/01/22          164,945
    225,000  Devon Energy Corp...................................    2.25%       12/15/18          227,865
    325,000  Devon Energy Corp...................................    3.25%       05/15/22          327,932
    100,000  Devon Energy Corp...................................    5.60%       07/15/41          116,171
     50,000  Enbridge Energy Partners L.P........................    5.50%       09/15/40           54,672
    500,000  Energy Transfer Partners L.P........................    3.60%       02/01/23          496,306
    225,000  Energy Transfer Partners L.P........................    6.50%       02/01/42          269,654
    200,000  Kinder Morgan Energy Partners L.P...................    3.95%       09/01/22          204,906
    150,000  Kinder Morgan Energy Partners L.P...................    6.95%       01/15/38          185,519
    700,000  ONEOK Partners L.P..................................    2.00%       10/01/17          710,111
    175,000  ONEOK Partners L.P..................................    3.38%       10/01/22          174,171
    200,000  Phillips 66.........................................    4.30%       04/01/22          216,819
     75,000  Phillips 66.........................................    5.88%       05/01/42           90,190
    275,000  Pioneer Natural Resources Co........................    3.95%       07/15/22          289,291
    200,000  Plains All American Pipeline L.P./PAA Finance Corp..    3.85%       10/15/23          205,832
    350,000  Spectra Energy Capital, LLC.........................    3.30%       03/15/23          335,594
    250,000  Spectra Energy Partners L.P.........................    4.75%       03/15/24          271,372
     50,000  Valero Energy Corp..................................    6.63%       06/15/37           62,328
                                                                                             -------------
                                                                                                 5,247,525
                                                                                             -------------
             PHARMACEUTICALS - 0.8%
    425,000  AbbVie, Inc.........................................    1.75%       11/06/17          427,664
    525,000  Novartis Capital Corp...............................    3.40%       05/06/24          532,857
    100,000  Pfizer, Inc.........................................    3.40%       05/15/24          101,754
                                                                                             -------------
                                                                                                 1,062,275
                                                                                             -------------
             REAL ESTATE INVESTMENT TRUSTS - 0.6%
    300,000  Boston Properties L.P...............................    3.85%      02/01/23           309,921
    400,000  Weyerhaeuser Co.....................................    4.63%      09/15/23           433,773
                                                                                             -------------
                                                                                                   743,694
                                                                                             -------------
             ROAD & RAIL - 0.7%
    450,000  Burlington Northern Santa Fe, LLC...................    3.00%      03/15/23           443,503
    325,000  Burlington Northern Santa Fe, LLC...................    5.15%      09/01/43           359,668
     75,000  Ryder System, Inc...................................    2.45%      09/03/19            75,376
                                                                                             -------------
                                                                                                   878,547
                                                                                             -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
    250,000  Intel Corp..........................................    2.70%      12/15/22           243,505
     75,000  Intel Corp..........................................    4.80%      10/01/41            79,733
                                                                                             -------------
                                                                                                   323,238
                                                                                             -------------
             SOFTWARE - 1.0%
    150,000  Microsoft Corp......................................    3.63%      12/15/23           157,109
    200,000  Microsoft Corp......................................    4.88%      12/15/43           220,712
    100,000  Oracle Corp.........................................    2.38%      01/15/19           101,791
     50,000  Oracle Corp.........................................    2.25%      10/08/19            49,944
    200,000  Oracle Corp.........................................    2.50%      10/15/22           191,699


                        See Notes to Financial Statements                Page 19

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY         VALUE
-----------  ----------------------------------------------------  ---------  -------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             SOFTWARE (CONTINUED)
$   200,000  Oracle Corp.........................................    3.63%      07/15/23     $     206,446
    300,000  Oracle Corp.........................................    5.38%      07/15/40           342,287
                                                                                             -------------
                                                                                                 1,269,988
                                                                                             -------------
             SPECIALTY RETAIL - 0.4%
    350,000  Home Depot (The), Inc...............................    5.40%      09/15/40           407,419
     50,000  Home Depot (The), Inc...............................    4.40%      03/15/45            50,973
                                                                                             -------------
                                                                                                   458,392
                                                                                             -------------
             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.4%
    100,000  Apple, Inc..........................................    2.85%      05/06/21           101,018
    150,000  Apple, Inc..........................................    2.40%      05/03/23           141,982
     50,000  Apple, Inc..........................................    3.85%      05/04/43            46,185
    125,000  Apple, Inc..........................................    4.45%      05/06/44           127,183
    300,000  EMC Corp............................................    1.88%      06/01/18           302,266
    300,000  Hewlett-Packard Co..................................    2.60%      09/15/17           310,302
    725,000  Hewlett-Packard Co..................................    3.75%      12/01/20           758,884
                                                                                             -------------
                                                                                                 1,787,820
                                                                                             -------------
             TOBACCO - 0.7%
    575,000  Altria Group, Inc...................................    2.85%      08/09/22           554,305
    200,000  Altria Group, Inc...................................   10.20%      02/06/39           340,567
                                                                                             -------------
                                                                                                   894,872
                                                                                             -------------
             TOTAL CORPORATE BONDS AND NOTES...............................................     49,844,167
             (Cost $48,717,738)                                                              -------------

FOREIGN CORPORATE BONDS AND NOTES - 0.5%

             CAPITAL MARKETS - 0.2%
    200,000  Credit Suisse.......................................    5.40%      01/14/20           225,012
                                                                                             -------------
             CHEMICALS - 0.2%
    100,000  LYB International Finance, B.V......................    4.00%      07/15/23           105,181
    175,000  LYB International Finance, B.V......................    4.88%      03/15/44           183,182
                                                                                             -------------
                                                                                                   288,363
                                                                                             -------------
             OIL, GAS & CONSUMABLE FUELS - 0.1%
    100,000  Encana Corp.........................................    6.63%      08/15/37           126,054
     50,000  Encana Corp.........................................    5.15%      11/15/41            54,709
                                                                                             -------------
                                                                                                   180,763
                                                                                             -------------
             TOTAL FOREIGN CORPORATE BONDS AND NOTES.......................................        694,138
             (Cost $663,600)                                                                 -------------

U.S. GOVERNMENT BONDS AND NOTES - 3.4%

    250,000  U.S. Treasury Bond..................................    5.38%      02/15/31           328,340
    300,000  U.S. Treasury Bond..................................    3.63%      02/15/44           316,641
    150,000  U.S. Treasury Note (c)..............................    0.25%      05/15/16           149,590
  1,900,000  U.S. Treasury Note..................................    1.38%      09/30/18         1,897,847
  1,350,000  U.S. Treasury Note..................................    1.50%      05/31/19         1,343,303
    350,000  U.S. Treasury Note..................................    2.50%      05/15/24           349,535
                                                                                             -------------
             TOTAL U.S. GOVERNMENT BONDS AND NOTES.........................................      4,385,256
             (Cost $4,365,531)                                                               -------------


Page 20                 See Notes to Financial Statements




FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

                                            DESCRIPTION                                          VALUE
             -----------------------------------------------------------------------------  --------------
             TOTAL INVESTMENTS - 97.8%....................................................   $ 126,694,495
             (Cost $117,872,822) (d)

             NET OTHER ASSETS AND LIABILITIES - 2.2%......................................       2,857,741
                                                                                             -------------
             NET ASSETS - 100.0%..........................................................   $ 129,552,236
                                                                                             =============

-----------------------------
(a) Floating rate security. The interest rate shown reflects the rate in effect at June 30, 2014.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Variable Insurance Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgement. At June 30, 2014, securities noted as such amounted to $103,737 or 0.08% of net assets.

(c) All or a portion of this security is segregated as collateral for open futures contracts.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,507,435 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $685,762.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                  ASSETS TABLE
                                                                                       LEVEL 2        LEVEL 3
                                                         TOTAL          LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                        VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                       6/30/2014         PRICES         INPUTS         INPUTS
                                                      ------------    ------------   ------------   ------------
Common Stocks*....................................... $ 71,770,934    $ 71,770,934   $         --   $         --
Corporate Bonds and Notes*...........................   49,844,167              --     49,844,167             --
Foreign Corporate Bonds and Notes*...................      694,138              --        694,138             --
U.S. Government Bonds and Notes......................    4,385,256              --      4,385,256             --
                                                      ------------    ------------   ------------   ------------
Total................................................ $126,694,495    $ 71,770,934   $ 54,923,561   $         --
                                                      ============    ============   ============   ============



                                               LIABILITIES TABLE
                                                                                       LEVEL 2        LEVEL 3
                                                         TOTAL          LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                        VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                       6/30/2014         PRICES         INPUTS         INPUTS
                                                      ------------    ------------   ------------   ------------
Futures Contracts**.................................. $    (42,137)   $   ( 42,137)  $         --   $         --
                                                      ============    ============   ============   ============


*     See the Portfolio of Investments for industry breakout.

** Includes cumulative appreciation/depreciation on futures contracts as presented on the Statements of Operations. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                        See Notes to Financial Statements                Page 21

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

OPEN FUTURES CONTRACTS AT JUNE 30, 2014 (see Note 2D - Futures Contracts in the Notes to Financial Statements):

                                                                                                      UNREALIZED
                                                     NUMBER OF       EXPIRATION       NOTIONAL       APPRECIATION/
SHORT FUTURES CONTRACTS                              CONTRACTS         MONTH           VALUE        (DEPRECIATION)
------------------------------------------------    ------------    ------------    ------------    --------------
U.S. Treasury 5-Year Notes                                4         Sept-2014       $    477,844      $      553
U.S. Treasury 10-Year Notes                              60         Sept-2014          7,510,313         (10,455)
Ultra Long Term U.S. Treasury Bond Futures               17         Sept-2014          2,548,937         (32,235)
                                                                                    ------------      ----------
Total Futures Contracts                                                             $ 10,537,094      $  (42,137)
                                                                                    ============      ==========


Page 22                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

  SHARES                                      DESCRIPTION                                        VALUE
-----------  ------------------------------------------------------------------------------  -------------
EXCHANGE-TRADED FUNDS -- 47.2%

      2,070  First Trust High Yield Long/Short ETF.........................................  $     108,903
      5,680  First Trust Preferred Securities and Income ETF...............................        109,397
      3,875  First Trust Senior Loan Fund..................................................        192,859
         58  iShares 1-3 Year Credit Bond ETF..............................................          6,129
        855  iShares iBoxx $ Investment Grade Corporate Bond ETF...........................        101,967
        567  iShares MBS ETF...............................................................         61,361
        105  ProShares UltraShort Lehman 7-10 Year Treasury (a)............................          2,834
                                                                                             -------------
             TOTAL EXCHANGE-TRADED FUNDS...................................................        583,450
             (Cost $579,051)                                                                 -------------

COMMON STOCKS -- 23.0%

             AEROSPACE & DEFENSE -- 0.7%
         32  Boeing (The) Co...............................................................          4,071
         45  Honeywell International, Inc..................................................          4,183
                                                                                             -------------
                                                                                                     8,254
                                                                                             -------------
             AUTO COMPONENTS -- 0.7%
         93  Johnson Controls, Inc.........................................................          4,644
         43  Magna International, Inc......................................................          4,633
                                                                                             -------------
                                                                                                     9,277
                                                                                             -------------
             BANKS -- 0.7%
         75  JPMorgan Chase & Co...........................................................          4,322
         84  Wells Fargo & Co..............................................................          4,415
                                                                                             -------------
                                                                                                     8,737
                                                                                             -------------
             BEVERAGES -- 0.4%
         40  Anheuser-Busch InBev N.V., ADR................................................          4,598
                                                                                             -------------
             CAPITAL MARKETS -- 1.4%
         38  Ameriprise Financial, Inc.....................................................          4,560
         15  BlackRock, Inc................................................................          4,794
        115  Invesco Ltd...................................................................          4,341
         62  Waddell & Reed Financial, Inc., Class A.......................................          3,881
                                                                                             -------------
                                                                                                    17,576
                                                                                             -------------
             COMMUNICATIONS EQUIPMENT -- 0.3%
         52  QUALCOMM, Inc.................................................................          4,118
                                                                                             -------------
             CONSUMER FINANCE -- 0.4%
         57  Capital One Financial Corp....................................................          4,708
                                                                                             -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
         88  Verizon Communications, Inc...................................................          4,306
                                                                                             -------------
             ELECTRIC UTILITIES -- 1.2%
         60  American Electric Power Co., Inc..............................................          3,346
         46  ITC Holdings Corp.............................................................          1,678
         33  NextEra Energy, Inc...........................................................          3,382
         71  Northeast Utilities...........................................................          3,356
         74  Southern (The) Co.............................................................          3,358
                                                                                             -------------
                                                                                                    15,120
                                                                                             -------------


                        See Notes to Financial Statements                Page 23

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

  SHARES                                      DESCRIPTION                                        VALUE
-----------  ------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             ELECTRICAL EQUIPMENT -- 0.4%
         58  Eaton Corp. PLC...............................................................  $       4,476
                                                                                             -------------
             ENERGY EQUIPMENT & SERVICES -- 0.8%
         40  Helmerich & Payne, Inc........................................................          4,644
         42  Schlumberger Ltd..............................................................          4,954
                                                                                             -------------
                                                                                                     9,598
                                                                                             -------------
             FOOD & STAPLES RETAILING -- 1.1%
         36  Costco Wholesale Corp.........................................................          4,146
         58  CVS Caremark Corp.............................................................          4,371
         61  Walgreen Co...................................................................          4,522
                                                                                             -------------
                                                                                                    13,039
                                                                                             -------------
             GAS UTILITIES -- 0.8%
         32  Atmos Energy Corp.............................................................          1,709
         88  ONE Gas, Inc..................................................................          3,322
        135  Questar Corp..................................................................          3,348
         33  UGI Corp......................................................................          1,666
                                                                                             -------------
                                                                                                    10,045
                                                                                             -------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
        108  Abbott Laboratories...........................................................          4,417
         59  Covidien PLC..................................................................          5,321
                                                                                             -------------
                                                                                                     9,738
                                                                                             -------------
             HEALTH CARE PROVIDERS & SERVICES -- 0.8%
         59  Aetna, Inc....................................................................          4,784
         64  AmerisourceBergen Corp........................................................          4,650
                                                                                             -------------
                                                                                                     9,434
                                                                                             -------------
             INDUSTRIAL CONGLOMERATES -- 0.3%
         31  Siemens AG, ADR...............................................................          4,098
                                                                                             -------------
             INSURANCE -- 1.1%
        115  Hartford Financial Services Group (The), Inc..................................          4,118
        140  Horace Mann Educators Corp....................................................          4,378
         81  MetLife, Inc..................................................................          4,500
                                                                                             -------------
                                                                                                    12,996
                                                                                             -------------
             IT SERVICES -- 0.3%
         51  Accenture PLC, Class A........................................................          4,123
                                                                                             -------------
             MACHINERY -- 0.7%
         36  Snap-on, Inc..................................................................          4,267
         67  Timken (The) Co...............................................................          4,545
                                                                                             -------------
                                                                                                     8,812
                                                                                             -------------
             MEDIA -- 0.4%
         51  Walt Disney (The) Co..........................................................          4,373
                                                                                             -------------
             MULTILINE RETAIL -- 0.4%
         68  Nordstrom, Inc................................................................          4,619
                                                                                             -------------


Page 24                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

  SHARES                                      DESCRIPTION                                        VALUE
-----------  ------------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             MULTI-UTILITIES -- 1.2%
         71  Alliant Energy Corp...........................................................  $       4,321
        108  CMS Energy Corp...............................................................          3,364
         45  National Grid PLC, ADR........................................................          3,347
         16  Sempra Energy.................................................................          1,676
         36  Wisconsin Energy Corp.........................................................          1,689
                                                                                             -------------
                                                                                                    14,397
                                                                                             -------------
             OIL, GAS & CONSUMABLE FUELS -- 4.0%
         83  BP PLC, ADR...................................................................          4,378
         34  Chevron Corp..................................................................          4,439
         46  China Petroleum & Chemical Corp., ADR.........................................          4,371
         57  ConocoPhillips................................................................          4,887
        128  Enbridge Income Fund Holdings, Inc............................................          3,349
         70  Enbridge, Inc.................................................................          3,323
        107  Inter Pipeline Ltd............................................................          3,321
         64  Kinder Morgan Management LLC (b)..............................................          5,052
         92  Kinder Morgan, Inc............................................................          3,336
         70  TransCanada Corp..............................................................          3,340
         72  Valero Energy Corp............................................................          3,607
        100  Williams (The) Cos., Inc......................................................          5,821
                                                                                             -------------
                                                                                                    49,224
                                                                                             -------------
             PHARMACEUTICALS -- 0.7%
         42  Johnson & Johnson.............................................................          4,394
         82  Teva Pharmaceutical Industries Ltd., ADR......................................          4,298
                                                                                             -------------
                                                                                                     8,692
                                                                                             -------------
             ROAD & RAIL -- 0.4%
         45  Union Pacific Corp............................................................          4,489
                                                                                             -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
        157  Intel Corp....................................................................          4,851
                                                                                             -------------
             SOFTWARE -- 0.7%
        105  Microsoft Corp................................................................          4,379
         51  SAP AG, ADR...................................................................          3,927
                                                                                             -------------
                                                                                                     8,306
                                                                                             -------------
             SPECIALTY RETAIL -- 0.7%
         89  Foot Locker, Inc..............................................................          4,514
         52  Home Depot (The), Inc.........................................................          4,210
                                                                                             -------------
                                                                                                     8,724
                                                                                             -------------
             TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
         69  VF Corp.......................................................................          4,347
                                                                                             -------------
             TOBACCO -- 0.3%
         36  British American Tobacco PLC, ADR.............................................          4,287
                                                                                             -------------
             WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
         88  China Mobile Ltd., ADR........................................................          4,278
                                                                                             -------------
             TOTAL COMMON STOCKS...........................................................        283,640
             (Cost $269,477)                                                                 -------------


                        See Notes to Financial Statements                Page 25

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

  SHARES                                      DESCRIPTION                                        VALUE
-----------  ------------------------------------------------------------------------------  -------------
REAL ESTATE INVESTMENT TRUSTS -- 13.5%

             DIVERSIFIED REITS -- 1.6%
        580  Lexington Realty Trust........................................................  $       6,386
        231  Select Income REIT............................................................          6,847
         61  Vornado Realty Trust..........................................................          6,510
                                                                                             -------------
                                                                                                    19,743
                                                                                             -------------
             HEALTH CARE REITS -- 2.1%
        105  National Health Investors, Inc................................................          6,569
        180  OMEGA Healthcare Investors, Inc...............................................          6,635
        230  Sabra Health Care REIT, Inc...................................................          6,603
         96  Ventas, Inc...................................................................          6,153
                                                                                             -------------
                                                                                                    25,960
                                                                                             -------------
             HOTEL & RESORT REITS -- 1.7%
        234  Chesapeake Lodging Trust......................................................          7,074
        225  Hospitality Properties Trust..................................................          6,840
        242  RLJ Lodging Trust.............................................................          6,991
                                                                                             -------------
                                                                                                    20,905
                                                                                             -------------
             INDUSTRIAL REITS -- 1.1%
        160  Prologis, Inc.................................................................          6,574
        275  STAG Industrial, Inc..........................................................          6,603
                                                                                             -------------
                                                                                                    13,177
                                                                                             -------------
             OFFICE REITS -- 1.6%
        307  BioMed Realty Trust, Inc......................................................          6,702
        422  Brandywine Realty Trust.......................................................          6,583
        161  Highwoods Properties, Inc.....................................................          6,754
                                                                                             -------------
                                                                                                    20,039
                                                                                             -------------
             RESIDENTIAL REITS -- 1.6%
         92  Camden Property Trust.........................................................          6,546
        629  Education Realty Trust, Inc...................................................          6,755
         91  Mid-America Apartment Communities, Inc........................................          6,648
                                                                                             -------------
                                                                                                    19,949
                                                                                             -------------
             RETAIL REITS -- 2.2%
        287  Kimco Realty Corp.............................................................          6,595
        187  National Retail Properties, Inc...............................................          6,955
        442  Retail Properties of America, Inc., Class A...................................          6,798
         37  Simon Property Group, Inc.....................................................          6,152
         17  Washington Prime Group, Inc. (a)..............................................            319
                                                                                             -------------
                                                                                                    26,819
                                                                                             -------------
             SPECIALIZED REITS -- 1.6%
        202  Corrections Corp. of America..................................................          6,636
        122  EPR Properties................................................................          6,816
        127  Extra Space Storage, Inc......................................................          6,763
                                                                                             -------------
                                                                                                    20,215
                                                                                             -------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS...........................................        166,807
             (Cost $161,663)                                                                 -------------


Page 26                   See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

   UNITS                                      DESCRIPTION                                        VALUE
-----------  ------------------------------------------------------------------------------  -------------
MASTER LIMITED PARTNERSHIPS -- 8.6%

             GAS UTILITIES -- 0.5%
        147  AmeriGas Partners, L.P........................................................  $       6,672
                                                                                             -------------
             OIL, GAS & CONSUMABLE FUELS -- 8.1%
         52  Alliance Holdings GP, L.P.....................................................          3,369
        106  Alliance Resource Partners, L.P...............................................          4,945
        140  El Paso Pipeline Partners, L.P................................................          5,072
        249  Enbridge Energy Partners, L.P.................................................          9,196
         87  Energy Transfer Partners, L.P.................................................          5,043
        107  Enterprise Products Partners, L.P.............................................          8,377
         39  EQT Midstream Partners, L.P...................................................          3,773
        141  Holly Energy Partners, L.P....................................................          4,849
         82  Kinder Morgan Energy Partners, L.P............................................          6,741
         60  Magellan Midstream Partners, L.P..............................................          5,043
         79  NGL Energy Partners, L.P......................................................          3,424
        174  ONEOK Partners, L.P...........................................................         10,197
        168  Plains All American Pipeline, L.P.............................................         10,088
         95  Spectra Energy Partners, L.P..................................................          5,068
         64  TC Pipelines, L.P.............................................................          3,306
        108  Teekay LNG Partners, L.P......................................................          4,983
         38  TransMontaigne Partners, L.P..................................................          1,663
         93  Williams Partners, L.P........................................................          5,049
                                                                                             -------------
                                                                                                   100,186
                                                                                             -------------
             TOTAL MASTER LIMITED PARTNERSHIPS.............................................        106,858
             (Cost $100,537)                                                                 -------------


 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY         VALUE
-----------  ----------------------------------------------------  ---------  -------------  -------------
U.S. GOVERNMENT BOND AND NOTES -- 6.4%

$     4,331  U.S. Treasury Inflation Indexed Bond................    0.63%      02/15/43     $       3,939
     16,908  U.S. Treasury Inflation Indexed Note................    0.13%      04/15/17            17,500
      3,000  U.S. Treasury Inflation Indexed Note................    0.13%      04/15/19             3,125
     10,893  U.S. Treasury Inflation Indexed Note................    0.13%      01/15/22            10,974
     11,195  U.S. Treasury Inflation Indexed Note................    0.13%      01/15/23            11,165
     19,399  U.S. Treasury Inflation Indexed Note................    1.13%      01/15/21            21,029
      7,674  U.S. Treasury Inflation Indexed Note................    1.38%      01/15/20             8,423
      3,000  U.S. Treasury Note..................................    0.38%      04/30/16             2,999
                                                                                             -------------
             TOTAL U.S. GOVERNMENT BONDS AND NOTES.........................................         79,154
             (Cost $78,364)                                                                  -------------

             TOTAL INVESTMENTS - 98.7%.....................................................      1,219,909
             (Cost $1,189,092) (c)

             NET OTHER ASSETS AND LIABILITIES - 1.3%.......................................         15,582
                                                                                             -------------
             NET ASSETS - 100.0%...........................................................  $   1,235,491
                                                                                             =============


                          See Notes to Financial Statements              Page 27

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


(a)   Non-income producing security.

(b) Non-income producing security which pays in-kind distributions in the form of additional shares. No in-kind payments were made during the period ended June 30, 2014.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $32,755 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,938.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                           LEVEL 2          LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                        6/30/2014          PRICES           INPUTS           INPUTS
                                                       ------------     ------------     ------------     ------------
Exchange-Traded Funds................................  $    583,450     $    583,450     $         --     $         --
Common Stocks*.......................................       283,640          283,640               --               --
Real Estate Investment Trusts*.......................       166,807          166,807               --               --
Master Limited Partnerships*.........................       106,858          106,858               --               --
U.S. Government Bond and Notes.......................        79,154               --           79,154               --
                                                       ------------     ------------     ------------     ------------
Total................................................  $  1,219,909     $  1,140,755     $     79,154     $         --
                                                       ============     ============     ============     ============


* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


Page 28                  See Notes to Financial Statements

FIRST TRUST VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2014 (UNAUDITED)


                                                                             FIRST TRUST/DOW         FIRST TRUST
                                                                            JONES DIVIDEND &        MULTI INCOME
                                                                            INCOME ALLOCATION        ALLOCATION
                                                                                PORTFOLIO             PORTFOLIO
                                                                            -----------------       -------------
ASSETS:
Investments, at value.....................................................  $     126,694,495       $   1,219,909
Cash and cash equivalents.................................................          2,454,375              95,044
Foreign currency, at value................................................                 --                  17
Receivables:
   Interest...............................................................            563,575                 178
   Fund shares sold.......................................................            450,338                   7
   Dividends..............................................................             82,872                 864
   From investment advisor................................................                 --              26,292
Prepaid expenses..........................................................              5,325                  --
                                                                            -----------------       -------------
   Total Assets...........................................................        130,250,980           1,342,311
                                                                            -----------------       -------------
LIABILITIES:
Payables:
   Investment securities purchased........................................            453,637              52,219
   Fund shares redeemed...................................................             79,787                  27
   Investment advisory fees...............................................             47,615                  --
   12b-1 service fees (Class I)...........................................             26,045                 216
   Administrative service fees............................................             20,840                 360
   Audit and tax fees.....................................................             17,447              12,541
   Variation margin.......................................................             16,125                  --
   Custodian fees.........................................................             11,488              18,100
   Accounting and administration fees.....................................              8,649               3,542
   Licensing fees.........................................................              7,306                  --
   Legal fees.............................................................              4,603               4,274
   Transfer agent fees....................................................              3,169               5,741
   Commitment fees........................................................              1,262                  --
   Financial reporting fees...............................................                771                  --
   Printing fees..........................................................                 --               6,148
   Trustees' fees.........................................................                 --               2,967
Other liabilities.........................................................                 --                 685
                                                                            -----------------       -------------
   Total Liabilities......................................................            698,744             106,820
                                                                            -----------------       -------------
NET ASSETS................................................................  $     129,552,236       $   1,235,491
                                                                            =================       =============
NET ASSETS CONSIST OF:
Paid-in capital...........................................................  $     117,497,932       $   1,200,650
Accumulated net investment income (loss)..................................            778,901               4,003
Accumulated net realized gain (loss) on investments, futures and foreign
  currency transactions...................................................          2,495,867                  21
Net unrealized appreciation (depreciation) on investments and futures.....          8,779,536              30,817
                                                                            -----------------       -------------
NET ASSETS................................................................  $     129,552,236       $   1,235,491
                                                                            =================       =============
CLASS I SHARES:
NET ASSETS................................................................  $     129,541,999       $   1,132,278
                                                                            =================       =============
NET ASSET VALUE, PER SHARE................................................  $           11.90       $       10.32
                                                                            =================       =============
Number of Shares outstanding..............................................         10,886,796             109,744
                                                                            =================       =============
CLASS II SHARES:
NET ASSETS................................................................  $          10,237       $     103,213
                                                                            =================       =============
NET ASSET VALUE, PER SHARE................................................  $           11.91       $       10.32
                                                                            =================       =============
Number of Shares outstanding..............................................                860              10,000
                                                                            =================       =============
Investments, at cost......................................................  $     117,872,822       $   1,189,092
                                                                            =================       =============
Foreign currency, at cost.................................................  $              --       $          17
                                                                            =================       =============


                         See Notes to Financial Statements               Page 29

FIRST TRUST VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2014 (UNAUDITED)


                                                                              FIRST TRUST/
                                                                                DOW JONES            FIRST TRUST
                                                                            DIVIDEND & INCOME        MULTI INCOME
                                                                               ALLOCATION             ALLOCATION
                                                                              PORTFOLIO (a)         PORTFOLIO (b)
                                                                            -----------------       -------------
INVESTMENT INCOME:
Interest..................................................................  $         754,428       $         604
Dividends.................................................................            714,956               5,570
Foreign withholding tax on dividend income................................                139                 (50)
                                                                            -----------------       -------------
   Total investment income................................................          1,469,523               6,124
                                                                            -----------------       -------------
EXPENSES:
Investment advisory fees..................................................            345,313               1,081
12b-1 service fees (Class I)..............................................            143,876                 409
Administrative service fees...............................................            115,104                 360
Accounting and administration fees........................................             51,955               3,542
Custodian fees............................................................             35,241              18,100
Transfer agent fees.......................................................             17,221               5,741
Legal fees................................................................             16,795               4,274
Audit and tax fees........................................................             14,380              12,541
Printing fees.............................................................             12,780               6,148
Trustees' fees and expenses...............................................              8,959               2,967
Commitment fees...........................................................              5,845                  --
Financial reporting fees..................................................              4,625                  --
Licensing fees............................................................              2,309                  --
Other.....................................................................              1,709                 685
                                                                            -----------------       -------------
   Total expenses.........................................................            776,112              55,848
   Fees waived or expenses reimbursed by the investment advisor...........            (85,490)            (53,727)
                                                                            -----------------       -------------
   Net expenses...........................................................            690,622               2,121
                                                                            -----------------       -------------
NET INVESTMENT INCOME (LOSS)..............................................            778,901               4,003
                                                                            -----------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments............................................................          2,783,815                  20
   Futures................................................................           (234,383)                 --
   Foreign currency transactions..........................................                 --                   1
                                                                            -----------------       -------------
Net realized gain (loss)..................................................          2,549,432                  21
                                                                            -----------------       -------------
Net change in unrealized appreciation (depreciation) on:
   Investments............................................................          2,212,341              30,817
   Futures................................................................            (91,451)                 --
                                                                            -----------------       -------------
Net change in unrealized appreciation (depreciation)......................          2,120,890              30,817
                                                                            -----------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................          4,670,322              30,838
                                                                            -----------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................  $       5,449,223       $      34,841
                                                                            =================       =============

-----------------------

(a) The Fund's Class II Shares were seeded on April 30, 2014, and commenced operations on May 1, 2014.

(b) The Fund's Class I and Class II shares were seeded on April 30, 2014, and commenced operations on May 1, 2014.


Page 30                  See Notes to Financial Statements

FIRST TRUST VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FIRST TRUST/               FIRST TRUST
                                                                                 DOW JONES               MULTI INCOME
                                                                             DIVIDEND & INCOME            ALLOCATION
                                                                           ALLOCATION PORTFOLIO            PORTFOLIO
                                                                      -------------------------------   ---------------
                                                                        SIX MONTHS                          PERIOD
                                                                           ENDED             YEAR            ENDED
                                                                         6/30/2014          ENDED          6/30/2014
                                                                      (UNAUDITED) (a)     12/31/2013    (UNAUDITED) (b)
                                                                      ---------------    ------------   ---------------
OPERATIONS:
Net investment income (loss).....................................      $     778,901     $    948,398    $       4,003
Net realized gain (loss).........................................          2,549,432        1,281,625               21
Net change in unrealized appreciation (depreciation).............          2,120,890        6,481,905           30,817
                                                                       -------------     ------------    -------------
Net increase (decrease) in net assets resulting from operations..          5,449,223        8,711,928           34,841
                                                                       -------------     ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   NET INVESTMENT INCOME:
Class I..........................................................                 --         (809,141)              --
Class II.........................................................                 --               --               --
                                                                       -------------     ------------    -------------
                                                                                  --         (809,141)              --
                                                                       -------------     ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   NET REALIZED GAIN:
Class I..........................................................                 --       (1,474,214)              --
Class II.........................................................                 --               --               --
                                                                       -------------     ------------    -------------
                                                                                  --       (1,474,214)              --
                                                                       -------------     ------------    -------------
Total distributions to shareholders..............................                 --       (2,283,355)              --
                                                                       -------------     ------------    -------------
CAPITAL TRANSACTIONS:
Proceeds from shares sold........................................         28,884,521       79,882,059        1,217,346
Proceeds from shares reinvested..................................                 --        2,283,355               --
Cost of shares redeemed..........................................        (10,860,390)     (14,691,475)         (16,696)
                                                                       -------------     ------------    -------------
Net increase (decrease) in net assets resulting from capital
   transactions..................................................         18,024,131       67,473,939        1,200,650
                                                                       -------------     ------------    -------------
Total increase (decrease) in net assets..........................         23,473,354       73,902,512        1,235,491

NET ASSETS:
Beginning of period..............................................        106,078,882       32,176,370               --
                                                                       -------------     ------------    -------------
End of period....................................................      $ 129,552,236     $106,078,882    $   1,235,491
                                                                       =============     ============    =============
Accumulated net investment income (loss) at end of period........      $     778,901     $         --    $       4,003
                                                                       =============     ============    =============

-----------------------

(a) The Fund's Class II Shares were seeded on April 30, 2014, and commenced operations on May 1, 2014.

(b) The Fund's Class I and Class II shares were seeded on April 30, 2014, and commenced operations on May 1, 2014.



                         See Notes to Financial Statements               Page 31

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


CLASS I SHARES
                                                 SIX MONTHS
                                                    ENDED              YEAR             PERIOD
                                                  6/30/2014           ENDED             ENDED
                                                 (UNAUDITED)        12/31/2013      12/31/2012 (a)
                                               ---------------    --------------    --------------
Net asset value, beginning of period.......      $     11.37        $    10.31        $    10.00
                                                 -----------        ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...............             0.08              0.14              0.15
Net realized and unrealized gain (loss)....             0.45              1.17              0.29
                                                 -----------        ----------        ----------
Total from investment operations...........             0.53              1.31              0.44
                                                 -----------        ----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income......................               --             (0.09)            (0.07)
Net realized gain..........................               --             (0.16)            (0.04)
Return of capital..........................               --                --             (0.02)
                                                 -----------        ----------        ----------
Total from distributions...................               --             (0.25)            (0.13)
                                                 -----------        ----------        ----------
Net asset value, end of period.............      $     11.90        $    11.37        $    10.31
                                                 ===========        ==========        ==========
Total return (b) (c).......................             4.66%            12.75%             4.38%
                                                 ===========        ==========        ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......      $   129,542        $  106,079        $   32,176
Ratio of total expenses to average net assets           1.35% (d)         1.65%             2.69% (d)
Ratio of net expenses to average net assets.            1.20% (d)         1.20%             1.20% (d)
Ratio of net investment income (loss)
  to average net assets....................             1.35% (d)         1.27%             2.25% (d)
Portfolio turnover rate....................               44%               73%               34%


CLASS II SHARES
                                                   PERIOD
                                                    ENDED
                                                  6/30/2014
                                               (UNAUDITED) (e)
                                               ---------------
Net asset value, beginning of period.......      $     11.63
                                                 -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...............             0.04
Net realized and unrealized gain (loss)....             0.24
                                                 -----------
Total from investment operations...........             0.28
                                                 -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income......................               --
Net realized gain..........................               --
Return of capital..........................               --
                                                 -----------
Total from distributions...................               --
                                                 -----------
Net asset value, end of period.............      $     11.91
                                                 ===========
Total return (b) (c).......................             2.41%
                                                 ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......      $        10
Ratio of total expenses to average net
   assets..................................             1.06% (d)
Ratio of net expenses to average net
   assets..................................             0.95% (d)
Ratio of net investment income (loss)
   to average net assets...................             1.83% (d)
Portfolio turnover rate....................               44%

-------------------------

(a) The Fund's Class I shares were seeded on April 12, 2012, and commenced operations on May 1, 2012.

(b) Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall return above.

(c) Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) The Fund's Class II shares were seeded on April 30, 2014, and commenced operations on May 1, 2014.


Page 32                  See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


CLASS I SHARES
                                                   PERIOD
                                                    ENDED
                                                  6/30/2014
                                               (UNAUDITED) (a)
                                               ---------------
Net asset value, beginning of period.......      $     10.00
                                                 -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...............             0.03
Net realized and unrealized gain (loss)....             0.29
                                                 -----------
Total from investment operations...........             0.32
                                                 -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income......................               --
Net realized gain..........................               --
Return of capital..........................               --
                                                 -----------
Total from distributions...................               --
                                                 -----------
Net asset value, end of period.............      $     10.32
                                                 ===========
Total return (b) (c).......................             3.20%
                                                 ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......      $     1,132
Ratio of total expenses to average net
   assets..................................            31.02% (d)
Ratio of net expenses to average net
   assets..................................             1.20% (d)
Ratio of net investment income (loss)
   to average net assets...................             2.20% (d)
Portfolio turnover rate....................                1%


CLASS II SHARES
                                                   PERIOD
                                                    ENDED
                                                  6/30/2014
                                               (UNAUDITED) (a)
                                               ---------------
Net asset value, beginning of period.......      $     10.00
                                                 -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...............             0.04
Net realized and unrealized gain (loss)....             0.28
                                                 -----------
Total from investment operations...........             0.32
                                                 -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income......................               --
Net realized gain..........................               --
Return of capital..........................               --
                                                 -----------
Total from distributions...................               --
                                                 -----------
Net asset value, end of period.............      $     10.32
                                                 ===========
Total return (b) (c).......................             3.20%
                                                 ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......      $       103
Ratio of total expenses to average net
   assets..................................            30.70% (d)
Ratio of net expenses to average net
   assets..................................             0.95% (d)
Ratio of net investment income (loss)
   to average net assets...................             2.40% (d)
Portfolio turnover rate....................                1%

-------------------------

(a) The Fund's Class I and Class II shares were seeded on April 30, 2014, and commenced operations on May 1, 2014.

(b) Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall return above.

(c) Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.


                         See Notes to Financial Statements               Page 33

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Variable Insurance Trust (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of two series (each a "Fund" and collectively, the "Funds"), First Trust/Dow Jones Dividend & Income Allocation Portfolio ("First Trust Dow Jones"), which commenced investment operations on May 1, 2012, and First Trust Multi Income Allocation Portfolio ("First Trust Multi Income"), which commenced investment operations on May 1, 2014. Each Fund's shares are sold only to variable insurance accounts (each an "Account") to fund the benefits of the variable annuity and variable life insurance contracts (each a "Contract" and collectively the "Contracts") issued by life insurance companies writing variable annuity contracts and variable life insurance contracts (each a "Participating Insurance Company").

First Trust Dow Jones' investment objective is to seek to provide total return by allocating among dividend-paying stocks and investment grade bonds. First Trust Dow Jones seeks to achieve its investment objective by investing, under normal market conditions, approximately 40-60% of its net assets in equity securities and approximately 40-60% of its net assets in fixed-income securities at the time of purchase. The equity portion of the portfolio will be derived from a quantitative process that seeks to provide total return through investing generally in dividend paying stocks included in the Dow Jones U.S. Total Stock Market Index(SM). First Trust Advisors L.P. ("First Trust" or the "Advisor") reserves the right to over-weight, under-weight or exclude certain securities from the Fund that would otherwise be selected pursuant to the quantitative process in certain instances.

First Trust Dow Jones' fixed-income component seeks to provide income and preserve capital through investing in a diversified investment grade bond portfolio. Investment grade bonds are those bonds rated "BBB-" or higher by Standard & Poor's Ratings Group or Fitch Ratings, Inc. or "Baa3" or higher by Moody's Investors Service, Inc. at the time of purchase. Under normal market conditions, at the time of purchase approximately 80% of the net assets of the Fund allocated to corporate bonds will be invested in: investment grade bonds included in the Dow Jones Equal Weighted U.S. Issued Corporate Bond Index(SM) (the "Bond Index"(1)) and other investment grade bonds of issuers whose securities are included in the Bond Index; and investment grade bonds of issuers included in the Dow Jones Industrial Index (the "Dow 30"). The Fund may also invest in U.S. government and agency securities, including mortgage-backed securities. The Fund may, at certain times, also hold exchange-traded funds ("ETFs") that invest in investment grade corporate bonds and U.S. government bonds in lieu of investing directly in bonds.

First Trust Multi Income's investment objective is to maximize current income, with a secondary objective of capital appreciation. First Trust Multi Income seeks to achieve its objectives through diversified exposure to nine income generating asset classes: dividend paying stocks, preferred stocks, energy infrastructure companies and master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), high yield or "junk" bonds, floating rate loans, corporate bonds, mortgage-backed securities and Treasury Inflation Protected Securities ("TIPS"). The Fund will be actively managed by First Trust and implementing the strategy involves multiple portfolio managers.

The Advisor will tactically adjust allocation weights in a manner deemed to offer attractive levels of total return relative to the level of expected risk. The Advisor intends to adjust asset allocation weights quarterly but may do so more or less frequently depending upon market conditions. The maximum weight of any asset class, at the time of adjustment, will be 20%. The minimum weight of any asset class, at the time of adjustment, will be 5%.

First Trust Multi Income may, at certain times, invest in ETFs that generally provide exposure to the nine asset classes in lieu of investing directly in such asset classes. Certain of the ETFs may be advised by First Trust, as a result, First Trust will also earn advisory fees on the underlying ETFs.

In general, the U.S. dollar-denominated fixed-income securities in which First Trust Multi Income invests may be issued by U.S. and non-U.S. issuers, of any credit quality, including high yield securities. The high yield securities in which the Fund invests are rated below investment grade at the time of purchase or unrated and deemed by the Advisor to be of comparable quality, commonly referred to as "junk" bonds. The Fund also invests in the equity securities of domestic and foreign issuers listed on a U.S. or foreign securities exchange and non-U.S. securities that are listed on a U.S. securities exchange in the form of American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). The Fund may invest in equity securities issued by small, mid or large capitalization companies.

Each Fund offers two classes of shares: Class I and Class II. Each class represents an interest in the same portfolio of investments but with a different combination of service (12b-1) fees, eligibility requirements and other features.

-----------------------------
(1) Prior to April 30, 2013, the Dow Jones Equal Weighted U.S. Issued Corporate Bond Index(SM) was known as the Dow Jones Corporate Bond Index(SM).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2014 (UNAUDITED)


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares in each Fund is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of each Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares of the class outstanding. Differences in the NAV of each class of each Fund's shares are generally expected to be due to the daily expense accruals of the specified service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

Each Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's investments are valued as follows:

       Common stocks, preferred stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

       Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

       Corporate bonds, notes, U.S. government securities and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

       Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2014 (UNAUDITED)


current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

             1)   the fundamental business data relating to the issuer;

             2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

             3)   the type, size and cost of security;

             4)   the financial statements of the issuer;

             5) the credit quality and cash flow of the issuer, based on First Trust's or external analysis;

             6) the information as to any transactions in or offers for the security;

             7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

             8)   the coupon payments;

             9) the quality, value and salability of collateral, if any, securing the security;

            10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

            11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

            12)   other relevant factors.


Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the type of security;

            2)    the size of the holding;

            3)    the initial cost of the security;

            4)    transactions in comparable securities;

            5)    price quotes from dealers and/or pricing services;

            6)    relationships among various securities;

            7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

            8)    an analysis of the issuer's financial statements; and

            9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

            1) the value of similar foreign securities traded on other foreign markets;

            2)    ADR trading of similar securities;

            3)    foreign currency exchange activity;

            4) the trading prices of financial products that are tied to baskets of foreign securities;

            5) factors relating to the event that precipitated the pricing problem;

            6)    whether the event is likely to recur; and

            7) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                  o     Quoted prices for similar investments in active markets.

                  o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2014 (UNAUDITED)

                  o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                  o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2014, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Distributions received from a Fund's investments in REITs and MLPs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REIT's and MLP's fiscal year end. A Fund records the character of distributions received from the REITs and MLPs during the year based on estimates and historical information available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs and MLPs after their tax reporting periods conclude.

C. CASH AND CASH EQUIVALENTS:

Normally, the Funds invest substantially all of their assets to meet their investment objectives. The Funds may invest the remainder of their assets in securities with maturities of less than one year or cash equivalents, or they may hold cash. The investment in such instruments is not a principal investment strategy of the Funds. The percentage of each Fund's net assets invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Funds may depart from their principal investment strategies and invest part or all of their assets in these securities, or they may hold cash. At June 30, 2014, the percentage of net assets held in cash by First Trust Dow Jones and First Trust Multi Income were approximately 1.9% and 7.7%, respectively.

D. FUTURES CONTRACTS:

First Trust Dow Jones purchases or sells (i.e., is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on Futures" on the Statements of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of, "Net change in unrealized appreciation (depreciation) on Futures" on the Statements of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin payable or receivable" on the Statements of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income of each Fund, if any, are declared and paid annually. Each Fund distributes its net realized capital gains, if any, to shareholders at least annually. All dividends payable by each Fund will be reinvested in the Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2014 (UNAUDITED)


Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

The tax character of distributions paid by First Trust Dow Jones during the fiscal year ended December 31, 2013 was as follows:

DISTRIBUTIONS PAID FROM:
Ordinary income...................................    $    2,021,177
Long-term capital gain............................           262,178
Return of capital.................................                --

As of December 31, 2013, First Trust Dow Jones' distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income.....................    $           --
Undistributed capital gains.......................             4,022
                                                      --------------
Total undistributed earnings......................             4,022
Accumulated capital and other losses..............                --
Net unrealized appreciation (depreciation)........         6,601,059
                                                      --------------
Total accumulated earnings (losses)...............         6,605,081
Other.............................................                --
Paid-in capital...................................        99,473,801
                                                      --------------
Net assets........................................    $  106,078,882
                                                      ==============
F. INCOME TAXES:

First Trust Dow Jones intends to continue to qualify, and First Trust Multi Income intends to qualify, as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Each Fund intends to comply with the provisions of Section 817(h) of the Internal Revenue Code, which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Accordingly, no provision has been made for federal or state income taxes.

Each Fund intends to utilize provisions of the federal income tax laws which allow it to carry realized capital losses forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2013, First Trust Dow Jones had no capital loss carryforward for federal income tax purposes.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. First Trust Dow Jones' taxable years ended 2012 and 2013 remain open to federal and state audit. As of June 30, 2014, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

G. EXPENSES:

Each Fund will pay all expenses directly related to its operations.

Each Participating Insurance Company performs certain administrative services for the Funds, their Accounts and the variable annuity and variable life insurance Contracts. Each Fund pays an administrative services fee of 0.20% of average daily net assets to cover expenses incurred by Participating Insurance Companies in connection with these services.

First Trust has entered into various licensing agreements, which allow First Trust to use certain trademarks and trade names of the applicable licensors (see Licensing Information in the Additional Information section of this report). The Trust, on behalf of the Funds, is a sub-licensee to these license agreements and is required to pay licensing fees, which are shown on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2014 (UNAUDITED)


          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the Funds. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Fund's average daily net assets. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund.

First Trust Multi Income and First Trust have retained EIP and Stonebridge (the "Sub-Advisors"), affiliates of First Trust, to serve as investment Sub-Advisors. In this capacity, the Sub-Advisors provide recommendations to the Advisor regarding the selection and on-going monitoring of the securities in First Trust Multi Income's investment portfolio. EIP acts as Sub-Advisor for, and manages on a discretionary basis the investment and reinvestment of only the assets of First Trust Multi Income allocated to EIP by the Advisor and furnish an investment program in respect of and make investment decisions only with respect to the portion of First Trust Multi Income's investment portfolio allocated to it by the Advisor. EIP, an affiliate of the Advisor, has been retained by First Trust Multi Income to provide recommendations regarding the selection and ongoing monitoring of the MLP, MLP affiliate and energy infrastructure securities in First Trust Multi Income's investment portfolio and to exercise discretion only with respect to assets of First Trust Multi Income allocated to EIP. Stonebridge serves as a non-discretionary sub-adviser. Stonebridge has been retained by First Trust Multi Income to provide recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in First Trust Multi Income's investment portfolio.

For the services provided and the expenses assumed pursuant to the investment management agreement, First Trust will pay EIP a sub-advisory fee equal to 40% monthly in arrears of any remaining monthly investment management fee paid to the Advisor for the average daily net assets allocated to the EIP after First Trust's waiver of any of its investment management fee to comply with the then-current expense cap, as defined below. For the services provided and the expenses assumed pursuant to the investment management agreement, First Trust will pay Stonebridge a portfolio management fee equal to an annual rate of 0.20% of the Fund's average daily net assets allocated to Stonebridge.

First Trust has agreed to waive fees and/or pay each Fund's expenses to the extent necessary to prevent the operating expenses of Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% and 0.95% (the "Expense Cap"), respectively, of each Fund's average daily net assets per year at least until May 1, 2015, for First Trust Dow Jones and until May 1, 2016, for First Trust Multi Income. Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations. The advisory fee waivers and expense reimbursements for the period ended June 30, 2014, and the expenses borne by First Trust subject to recovery from the Funds at June 30, 2014, are included in the table below.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP. In addition, as of March 27, 2014, FTCP, through a wholly-owned subsidiary, purchased a preferred interest in EIP. The preferred interest is non-voting and does not share in the profits or losses of EIP. EIP may buy back any or all of FTCP's preferred interest at any time and FTCP may sell back to EIP up to 50% of its preferred interest on or after September 25, 2015, and any or all of its preferred interest after March 27, 2017. Stonebridge is a majority-owned affiliate of First Trust.

                                                                                    EXPENSES SUBJECT TO RECOVERY
                                                                   --------------------------------------------------------------
                                                                   PERIOD ENDED     YEAR ENDED        PERIOD
                                       FEES          EXPENSES        DECEMBER        DECEMBER          ENDED
                                      WAIVED        REIMBURSED       31, 2012        31, 2013      JUNE 30, 2014        TOTAL
                                   ------------   --------------   -------------   ------------   ---------------   -------------
First Trust Dow Jones              $     85,490   $           --   $     125,220   $    333,872   $        85,490   $     544,582
First Trust Multi Income                  1,081           52,646              --             --            53,727          53,727


BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Funds' administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to the Trust, including maintaining the Trust's books of account, records of the Trust's securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Trust. The Bank of New York Mellon ("BNYM") serves as the Trust's custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Trust's assets.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2014 (UNAUDITED)


Each Trustee who is not an officer or employee of First Trust, any Sub-Advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions for First Trust Dow Jones were as follows:

                                                 SIX MONTHS ENDED                              YEAR ENDED
                                                  JUNE 30, 2014                            DECEMBER 31, 2013
                                         --------------------------------          ----------------------------------
                                            SHARES             VALUE                  SHARES               VALUE
                                         ------------      --------------          ------------        --------------
Sales:
   Class I                                  2,502,588      $   28,874,521             7,328,851        $   79,882,059
   Class II                                       860              10,000                    --                    --
                                         ------------      --------------          ------------        --------------
Total Sales:                                2,503,448      $   28,884,521             7,328,851        $   79,882,059
                                         ============      ==============          ============        ==============
Dividend Reinvestment:
   Class I                                         --      $           --               202,965        $    2,283,355
   Class II                                        --                  --                    --                    --
                                         ------------      --------------          ------------        --------------
Total Dividend Reinvestment:                       --      $           --               202,965        $    2,283,355
                                         ============      ==============          ============        ==============
Redemptions
   Class I                                   (944,231)     $  (10,860,390)           (1,323,631)       $  (14,691,475)
   Class II                                        --                  --                    --                    --
                                         ------------      --------------          ------------        --------------
Total Redemptions:                           (944,231)     $  (10,860,390)           (1,323,631)       $  (14,691,475)
                                         ============      ==============          ============        ==============

Capital transactions for First Trust Multi Income were as follows:


                                                   PERIOD ENDED
                                                  JUNE 30, 2014
                                         --------------------------------
                                            SHARES             VALUE
                                         ------------      --------------
Sales:
   Class I                                    111,386      $    1,117,346
   Class II                                    10,000             100,000
                                         ------------      --------------
Total Sales:                                  121,386      $    1,217,346
                                         ============      ==============
Dividend Reinvestment:
   Class I                                          --     $           --
   Class II                                         --                 --
                                         ------------      --------------
Total Dividend Reinvestment:                        --     $           --
                                         ============      ==============
Redemptions
   Class I                                     (1,642)     $      (16,696)
   Class II                                        --                  --
                                         ------------      --------------
Total Redemptions:                             (1,642)     $     ( 16,696)
                                         ============      ==============

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2014 (UNAUDITED)


                          5. DERIVATIVES TRANSACTIONS

The following table presents the types of derivatives held by First Trust Dow Jones at June 30, 2014, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities. First Trust Multi Income did not hold any derivative instruments as of June 30, 2014.

                                               ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                                   -----------------------------------------   -----------------------------------------
DERIVATIVE    RISK                 STATEMENTS OF ASSETS                        STATEMENTS OF ASSETS
INSTRUMENT    EXPOSURE             AND LIABILITIES LOCATION       FAIR VALUE   AND LIABILITIES LOCATION       FAIR VALUE
------------------------------------------------------------------------------------------------------------------------
Futures       Interest Rate Risk   Variation Margin Receivable    $       --   Variation Margin Payable       $   16,125


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2014, on derivatives instruments, as well as the primary underlying risk exposure associated with each instrument.

STATEMENTS OF OPERATIONS LOCATION                         INTEREST RATE RISK
----------------------------------------------------------------------------

Net realized gain (loss) on futures                       $        (234,383)
Net change in unrealized gain (loss) on futures                     (91,451)

During the six months ended June 30, 2014, the amount of notional values of futures contracts opened and closed were $25,385,297 and $18,884,148, respectively.

                             6. 12B-1 SERVICE PLAN

The Trust has adopted a plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Class I shares of each of the Funds will be subject to an annual service fee.

First Trust Portfolios L.P. ("FTP"), an affiliate of First Trust, serves as the selling agent and distributor of shares of the Funds. In this capacity, FTP manages the offering of the Funds' shares and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate each Participating Insurance Company for providing account services to policy owners. These services include establishing and maintaining Contract owners' accounts, supplying information to Contract owners, delivering Fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. Each Fund may spend up to 0.25% per year of the average daily net assets of its Class I shares as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale of a Fund's Class I shares including, without limitation, compensation of its sales force, expenses of printing and distributing the Prospectus to persons other than Contract owners, expenses of preparing, printing and distributing advertising and sales literature and reports to Contract owners used in connection with the sale of a Fund's Class I Shares, certain other expenses associated with the servicing of Class I shares of a Fund, and any service-related expenses that may be authorized from time to time by the Board of Trustees.

During the six months ended June 30, 2014, all service fees received by FTP were paid to the Participating Insurance Companies, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Trust's Board of Trustees and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

                      7. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six month (or shorter) period ended June 30, 2014, were as follows:


                                 PURCHASES          SALES
------------------------------------------------------------
First Trust Dow Jones           $69,664,624      $50,459,770
First Trust Multi Income          1,200,461           11,534

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2014 (UNAUDITED)


                                 8. BORROWINGS

Effective March 28, 2013, the Trust and First Trust Series Fund entered into a $20 million Committed Line of Credit ("Line of Credit") with The Bank of Nova Scotia ("Scotia") to be a liquidity backstop during periods of high redemption volume. On July 30, 2013, the Line of Credit was increased to $50 million and First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV were added to the Credit Agreement. A commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans was charged by Scotia, which First Trust allocated amongst the funds that had access to the Line of Credit. To the extent that the Fund accessed the Line of Credit, there would also be an interest fee charged.

The Line of Credit terminated on March 27, 2014. Effective March 27, 2014, the Trust, on behalf of First Trust Dow Jones, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV, entered into a $30 million Credit Agreement (the "BNYM Line of Credit") with BNYM to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust will allocate amongst the funds that have access to the BNYM Line of Credit. To the extent that First Trust Dow Jones accesses the BNYM Line of Credit, there would also be an interest fee charged.

                               9. INDEMNIFICATION

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                             LICENSING INFORMATION

Standard & Poor's and S&P are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. ("First Trust"). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM), AND DOW JONES COMPOSITE AVERAGE are products of S&P Dow Jones Indices LLC and has been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, "S&P Dow Jones Indices"). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM), AND DOW JONES COMPOSITE AVERAGE to track general market performance. S&P Dow Jones Indices only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM), AND DOW JONES COMPOSITE AVERAGE is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM), AND DOW JONES COMPOSITE AVERAGE is determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM), AND DOW JONES COMPOSITE AVERAGE. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM), AND DOW JONES COMPOSITE AVERAGE will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM), AND DOW JONES COMPOSITE AVERAGE OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM), AND DOW JONES COMPOSITE AVERAGE OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2014 (UNAUDITED)


POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

        Board Considerations Regarding Approval of Investment Management Agreement for First Trust/Dow Jones Dividend & Income Allocation
                                   Portfolio

The Board of Trustees of the First Trust Variable Insurance Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust" or the "Advisor") on behalf of the First Trust/Dow Jones Dividend & Income Allocation Fund (the "Fund") for a one-year period ending March 31, 2015 at a meeting held on March 16-17, 2014. The Board of Trustees determined that continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report from First Trust in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by First Trust to the Fund (including the relevant personnel responsible for these services and their experience); the advisory fee for the Fund as compared to fees charged to a peer group of funds compiled by Lipper Inc. ("Lipper"), an independent source (the "Lipper Peer Group"), and as compared to fees charged to other clients of First Trust; expenses of the Fund as compared to expense ratios of funds in the Lipper Peer Group; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall out benefits to First Trust and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of First Trust's compliance program. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund's investment advisory fee.

In reviewing the Agreement for the Fund, the Board considered the nature, extent and quality of services provided by First Trust under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all the services provided by the Advisor to the Fund. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Fund. The Board considered the compliance program that had been developed by First Trust and the procedures in place to monitor the Fund's investment program. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by First Trust under the Agreement have been and are expected to remain satisfactory and that First Trust has managed the Fund consistent with its investment objective and policies.

The Board considered the advisory fees payable to First Trust under the Agreement, noting that First Trust is compensated at an annual rate of 0.60% of the Fund's average daily net assets. The Board considered that First Trust agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% of average daily net assets for Class I and 0.95% of average daily net assets for Class II through May 1, 2015. The Board noted that expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne by First Trust. The Board considered the advisory fees charged by First Trust to other funds and non-fund clients, noting that the Advisor does not provide advisory services to other funds with investment objectives and policies similar to the Fund's, but does provide services to certain separately managed accounts with investment objectives and policies similar to the Fund's. The Board noted that the Advisor charges a lower advisory fee rate to the separately managed accounts, as well as the Advisor's statement that the nature of the services provided to the separately managed accounts is not comparable to those provided to the Fund. The Board also reviewed data comparing the Fund's advisory fee and expense ratio to the Lipper Peer Group, and noted that the Lipper data combined advisory fees and administration fees as "management fees," and showed that the Fund's actual management fees (reflecting fee waivers) were the lowest of the Lipper Peer Group, while the Fund's total expense ratio was above the median of the Lipper Peer Group. The Board also noted that the Fund is the smallest in the Lipper Peer Group, which the Advisor stated may favor the larger peers. The Board also considered the Advisor's comments regarding other limitations of the Lipper data.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2014 (UNAUDITED)


The Board also considered and discussed with the Advisor performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. In addition to the Board's ongoing review of performance, the Board also reviewed data prepared by Lipper comparing the Fund's performance to a broader peer universe and to a benchmark index. The Board reviewed the Lipper materials, but based on the Advisor's comments regarding the limitations of the data, such as the inclusion of funds with a different mix of asset classes, and the impact of the Fund's value bias on its performance during the last year and since its inception, the Board determined that the performance data provided by Lipper was of limited value. The Board also noted the differences between the Fund and the benchmark index. Based on the information provided and the Board's ongoing review of the Fund's performance, the Board concluded that the Fund's performance was consistent with its investment strategies.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory fee for the Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to the Fund under the Agreement.

The Board noted that First Trust has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board considered the Advisor's statement that no material economies of scale exist at current Fund asset levels. The Board considered the costs borne by First Trust in connection with its services performed under the Agreement and noted that First Trust estimated that it incurred a loss in providing services to the Fund for the twelve months ended December 31, 2013. The Board considered that First Trust had identified as a fall out benefit to First Trust and FTP their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with First Trust or FTP. The Board noted that FTP is compensated for services provided to the Fund through Rule 12b-1 service fees payable by Class I shares, and that First Trust receives compensation from the Fund for providing fund reporting services pursuant to a separate Fund Reporting Services Agreement. The Board also noted that First Trust does not utilize soft dollars in connection with its management of the Fund's portfolio.

Based upon all of the information considered and the conclusions reached, the Board of Trustees, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

   Board Considerations Regarding Approval of Investment Management and Sub-Advisory Agreements for First Trust Multi Income Allocation Portfolio

The Board of Trustees of the First Trust Variable Insurance Trust (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. ("First Trust" or the "Advisor") for the First Trust Multi Income Allocation Portfolio (the "Fund"); the Investment Sub-Advisory Agreement (the "Stonebridge Sub-Advisory Agreement") among the Trust, on behalf of the Fund, the Advisor and Stonebridge Advisors LLC ("Stonebridge"); and the Investment Sub- Advisory Agreement (the "Energy Income Partners Sub-Advisory Agreement") among the Trust, on behalf of the Fund, the Advisor and Energy Income Partners, LLC ("Energy Income Partners"), for initial two-year terms at a meeting held on March 16-17, 2014. The Stonebridge Sub-Advisory Agreement and the Energy Income Partners Sub-Advisory Agreement are collectively referred to as the "Sub-Advisory Agreements." Stonebridge and Energy Income Partners are collectively referred to as the "Sub-Advisors." The Sub-Advisory Agreements together with the Advisory Agreement are referred to as the "Agreements." The Board of Trustees determined that the Agreements are in the best interests of the Fund in light of the extent and quality of services expected to be provided, and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from First Trust and each Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services to be provided by First Trust and the applicable Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed advisory fee for the Fund as compared to fees charged by investment advisors to comparable funds and as compared to fees charged to other clients of First Trust; the proposed sub-advisory fees to be paid by First Trust to each Sub-Advisor; estimated expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust and each Sub-Advisor; any fall-out benefits to First Trust and its affiliate, First Trust Portfolios L.P. ("FTP"), and each Sub-Advisor; and a summary of First Trust's and each Sub-Advisor's compliance programs. The Independent Trustees also met separately with their

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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2014 (UNAUDITED)


independent legal counsel to discuss the information provided by First Trust and each Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and First Trust and among the Trust, the Advisor and each Sub- Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of services to be provided by First Trust and the Sub-Advisors under the Agreements. The Board noted that the Fund is the second series of the Trust and considered the efforts expended by First Trust in making arrangements for other services to be provided to the Fund. The Board considered that First Trust employees provide management services to the initial series of the Trust as well as other funds in the First Trust fund complex with diligence and care. With respect to the Advisory Agreement, the Board considered that First Trust will be responsible for the overall management and administration of the Fund and reviewed the services to be provided by First Trust to the Fund, including the strategic and tactical asset allocations to be made among internal management teams and the Sub-Advisors. At the meeting, the Board received a presentation from one of the members of the Advisor's Investment Committee that would be responsible for managing the Fund regarding the process for allocating and reallocating assets to the internal management teams and the Sub-Advisors, as well as a member of the internal team that will manage tactical asset allocations. The Board considered that Stonebridge would only act as a non-discretionary manager providing model portfolio recommendations to the Advisor, and that while Energy Income Partners would act as a discretionary investment advisor, First Trust would execute its portfolio trades. The Board noted that members of First Trust's Equity Research Team, Leveraged Finance Team, Investment Grade Fixed Income Team and Mortgage Securities Team would participate in the management of the Fund and considered the experience of each team and the resources available to them. The Board noted the compliance program that had been developed by First Trust and considered that it includes a robust program for monitoring the Sub-Advisors and each internal management team's compliance with the 1940 Act and the Fund's investment objectives and policies. With respect to the Sub-Advisory Agreements, the Board reviewed the materials provided by the Sub- Advisors and considered the nature, extent and quality of the services that each Sub-Advisor is expected to provide to the Fund, including Stonebridge's non-discretionary management of the portion of the Fund's assets allocated to it, and Energy Income Partners' discretionary management of the portion of the Fund's assets allocated to it. The Board noted its familiarity with the Sub-Advisors due to its oversight of other funds in the First Trust fund complex for which Energy Income Partners or Stonebridge serves as Sub-Advisor. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund by First Trust and each Sub-Advisor under the applicable Agreements are expected to be satisfactory.

The Board considered the advisory fees to be paid to First Trust under the Advisory Agreement, noting that First Trust would be compensated at an annual rate of 0.60% of the Fund's average daily net assets. The Board noted that, from the advisory fees, First Trust would pay Stonebridge an annual sub-advisory fee equal to 0.20% of the average daily net assets of its allocated portion of the Fund's portfolio and would pay Energy Income Partners a sub-advisory fee equal to 40.0% of the advisory fee after any advisory fee waivers for its allocated portion of the Fund's portfolio in a given month. The Board considered that First Trust agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% of average daily net assets of Class I and 0.95% of average daily net assets for Class II for the initial term of the Advisory Agreement.

The Board noted that expenses borne by First Trust are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne by First Trust. The Board noted that First Trust does not provide advisory services to registered investment companies that have investment objectives and policies similar to the Fund's. The Board considered the fees charged by First Trust for providing advisory services to the initial series of the Trust, noting that First Trust also charges an annual advisory fee of 0.60% of average daily net assets to the initial series. The Board also noted that First Trust provides retail separate managed account investment advisory services to a variety of accounts that may have investment objectives and policies similar to the Fund's and noted First Trust's standard fee for such services, as well as differences in the services to be provided to the Fund. The Board also reviewed fee data prepared by Lipper Inc. ("Lipper"), an independent source, comparing the Fund to a peer group selected by Lipper, and data for two peer groups selected by First Trust, one of which included only funds serving as funding vehicles for variable annuities. The Board also considered data provided by the Sub-Advisors on fees they charge to other clients, noting that the Sub-Advisors would be paid by the Advisor and not by the Fund, and that their compensation would depend on the amount of assets the Advisor allocates to them. In light of the information considered and the nature, extent and quality of services expected to be provided under the Agreements, the Board determined that the proposed advisory fee for the Fund was fair and reasonable.

The Board considered that the proposed advisory fee was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board noted that neither Sub-Advisor identified any significant expected economies of scale in connection with their services to the Fund, and that the Advisor would control the amount of assets allocated to each Sub-Advisor. The Board took the costs to be borne by

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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2014 (UNAUDITED)


First Trust in connection with its services to be performed under the Advisory Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Advisory Agreement to First Trust. The Board noted that First Trust's profitability would depend to a degree on the extent to which the Sub-Advisors, rather than First Trust's internal management teams, managed the Fund's portfolio. The Board also considered that each Sub- Advisor was unable to estimate the profitability of the Sub-Advisory Agreement to the Sub- Advisor and that each Sub-Advisory Agreement was negotiated at arm's length between the Advisor and the respective Sub-Advisor, and that each Sub-Advisor would be paid by the Advisor. The Board noted the inherent limitations in analyzing profitability and concluded that the profitability analysis for the Advisor would be more relevant after the Fund commences operations. The Board considered that First Trust had identified as a fall-out benefit to First Trust and FTP their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with First Trust or FTP. The Board noted that FTP would be compensated for services provided to the Class I shares of the Fund through Rule 12b-1 service fees and that First Trust will receive compensation from the Trust for providing fund reporting services for the Fund pursuant to a separate Fund Reporting Services Agreement. The Board also considered the ownership interests of affiliates of the Advisor in Stonebridge and Energy Income Partners. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio, and that neither Stonebridge nor Energy Income Partners identified any fall-out benefits.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Funds. For additional information about the risks associated with investing in the Funds, please see the Funds' prospectus and statement of additional information, as well as other regulatory filings.

AFFILIATED FUND RISK. The First Trust Multi Income Allocation Portfolio invests in securities of affiliated ETFs, which involves additional expenses that would not be present in a direct investment in such affiliated ETFs. Furthermore, the Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated ETFs.

CREDIT RISK. The Funds are subject to credit risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

DEPOSITARY RECEIPTS RISK. The First Trust Multi Income Allocation Portfolio invests in equity securities in the form of Depositary Receipts, which may be less liquid than the underlying securities in their primary trading market. Any distributions paid to the holders of Depositary Receipts are usually subject to a fee charged by the depositary. Holders of Depositary Receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of Depositary Receipts because such restrictions may limit the ability to convert the securities into Depositary Receipts and vice versa. Such restrictions may cause the securities of the underlying issuer to trade at a discount or premium to the market price of the Depositary Receipts.

DIVIDEND RISK. The Funds are subject to dividend risk. There is no guarantee that the issuers of the Funds' equity securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

ENERGY INFRASTRUCTURE COMPANIES RISK. The First Trust Multi Income Allocation Portfolio invests in energy infrastructure companies. These companies principally include publicly-traded MLPs and limited liability companies taxed as partnerships, MLP affiliates, Canadian income trusts and their successor companies, pipeline companies, utilities, and other companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipeline, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries. The Fund invests in energy infrastructure companies and is subject to certain risks inherent in investing in these types of securities. Energy infrastructure companies may be directly affected by energy commodity prices, especially those companies that own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of energy infrastructure companies. Energy infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy infrastructure companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact energy infrastructure companies.

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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2014 (UNAUDITED)


Certain energy infrastructure companies in the utilities industry are subject to imposition of rate caps, increased competition due to deregulation, difficulty in obtaining an adequate return on invested capital or in financing large construction projects, limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.

EQUITY SECURITIES RISK. The Funds invest in equity securities. The value of the shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

ETF RISK. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other operating expenses that increase their costs. In general, as a shareholder in other investment companies, the Fund bears its ratable share of the underlying fund's expenses, and is subject to duplicative expenses to the extent a Fund invests in other ETFs.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

FLOATING RATE LOAN RISK. The Funds may invest in floating rate loans. An investment in floating rate loans subjects the Funds to credit risk, which is heightened for loans in which the Funds may invest because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade debt instruments.

HIGH YIELD SECURITIES RISK. The First Trust Multi Income Allocation Portfolio invests in high yield securities, or "junk" bonds, which are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK. Some of the securities held by the First Trust Multi Income Allocation Portfolio may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Funds' fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed-income securities in the Funds will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments.

PREPAYMENT RISK. The loans that the Funds may invest in are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. The Funds may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2014 (UNAUDITED)


MARKET RISK. Market risk is the risk that a particular security owned by a Fund or shares of the Funds in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

MLP RISK. The First Trust Multi Income Allocation Portfolio's investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that an MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

MORTGAGE SECURITIES RISK. The First Trust Multi Income Allocation Portfolio invests in mortgage-related securities, including mortgage-backed securities, which may make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. The First Trust/Dow Jones Dividend & Income Allocation Portfolio may invest in such securities. Changes in local, state and federal policies could negatively impact the mortgage-related securities market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues. Mortgage related securities may also face liquidity issues when a Fund seeks to sell such securities, but is unable to find buyers at a bid-ask spread to make the transaction feasible. These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the mortgage-related securities market may be negatively impacted by regulatory changes including those that are related to the mandate or existence of the government-sponsored enterprises, Fannie Mae, Freddie Mac and Ginnie Mae. Mortgage-related securities are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. In declining interest rate environments, the extent to which borrowers prepay a mortgage generally increases, which increase reinvestment risk, or the risk that the proceeds received are not reinvested on terms as favorable as the prepaid loan. Conversely, mortgage-related securities are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate risk exposure.

NEW FUND RISK. The First Trust Multi Income Allocation Portfolio currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-U.S. SECURITIES RISK. The First Trust Multi Income Allocation Portfolio invests in securities of non-U.S. issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PREFERRED SECURITIES RISK. The First Trust Multi Income Allocation Portfolio invests in preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

REIT RISK. The First Trust Multi Income Allocation Portfolio invests in REITs, and as a result, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2014 (UNAUDITED)


SMALLER COMPANY RISK. The Funds invest in small- and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TIPS RISK. The First Trust Multi Income Allocation Portfolio invests in TIPs. TIPS are inflation-indexed fixed-income securities issued by the U.S. Department of Treasury and are subject to the same risks as other fixed income investments. In a falling inflationary environment, both interest payments and the value of the TIPS will decline.

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

                      This Page Left Blank Intentionally.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISORS
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
Energy Income Partners, LLC
49 Riverside Avenue
Westport, CT 06880

Stonebridge Advisors, LLC
187 Danbury Road
Wilton, CT 06897

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
FIRST TRUST/DOW JONES DIVIDEND &
INCOME ALLOCATION PORTFOLIO
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.



ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302  of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

   (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)           First Trust Variable Insurance Trust
              ----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2014
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2014
     ---------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 21, 2014
     ---------------------

* Print the name and title of each signing officer under his or her signature.